                               Semi-Annual Report
          ------------------------------------------------------------

                           TIAA SEPARATE ACCOUNT VA-1

                              STOCK INDEX ACCOUNT

                        Financial Statements (Unaudited)
                                   including
                            Statement of Investments

                                 -------------

                                 June 30, 1999

                                     [LOGO]

          As required by the Investment Company Act of 1940, TIAA Separate Account VA-1 provides its contractowners with this semi-annual report of its financial condition and portfolio holdings. An annual report for TIAA Separate Account VA-1 is also provided each year toward the end of February.

                           TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT

                    INDEX TO UNAUDITED FINANCIAL STATEMENTS
                                 JUNE 30, 1999
--------------------------------------------------------------------------------

                                                    Page
                                                    ----
Statement of Assets and Liabilities...............     2
Statement of Operations...........................     3
Statements of Changes in Net Assets...............     4
Notes to Financial Statements.....................     5
Statement of Investments..........................     8

                           TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
                                 JUNE 30, 1999
          (amounts in thousands, except per accumulation unit amount)

ASSETS
  Investments, at cost............................  $604,969
  Net unrealized appreciation of investments......   296,318
                                                    --------
  Investments, at value...........................   901,287
  Cash............................................       404
  Dividends and interest receivable...............       830
  Amounts due from General Account................       479
  Receivable from securities transactions.........     1,146
                                                    --------
                                      TOTAL ASSETS   904,146
                                                    --------
LIABILITIES
  Payable for securities transactions.............     2,320
                                                    --------
                                 TOTAL LIABILITIES     2,320
                                                    --------

NET ASSETS--Accumulation Fund.....................  $901,826
                                                    --------
                                                    --------
NUMBER OF ACCUMULATION UNITS OUTSTANDING--Notes 5
  and 6...........................................    11,972
                                                    --------
                                                    --------
NET ASSET VALUE, PER ACCUMULATION UNIT--Note 5....  $  75.33
                                                    --------
                                                    --------

                       See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                      STATEMENT OF OPERATIONS (Unaudited)
                         SIX MONTHS ENDED JUNE 30, 1999
                             (amounts in thousands)

INVESTMENT INCOME
  Income:
    Interest......................................  $   103
    Dividends.....................................    5,334
                                                    -------
                                      TOTAL INCOME    5,437
                                                    -------
  Expenses--Note 3:
    Investment advisory charges...................    1,219
    Administrative expenses.......................      812
    Mortality and expense risk charges............      406
                                                    -------
                            EXPENSES BEFORE WAIVER    2,437
    Investment advisory charges waived--Note 3....     (934)
                                                    -------
                                      NET EXPENSES    1,503
                                                    -------
                            INVESTMENT INCOME--NET    3,934
                                                    -------

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS--Note 4
    Net realized gain on investments..............   27,135
    Net change in unrealized appreciation on
      investments.................................   54,260
                                                    -------
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS   81,395
                                                    -------

                        NET INCREASE IN NET ASSETS
                         RESULTING FROM OPERATIONS  $85,329
                                                    -------
                                                    -------

                       See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
                             (amounts in thousands)

                                            Six
                                           Months
                                           Ended     Year Ended
                                          June 30,  December 31,
                                            1999        1998
                                          --------  -------------

                                          (Unaudited)
FROM OPERATIONS
  Investment income--net................  $  3,934     $    7,390
  Net realized gain on investments......    27,135         31,091
  Net change in unrealized appreciation
    on investments......................    54,260         97,186
                                          --------  -------------
              NET INCREASE IN NET ASSETS
               RESULTING FROM OPERATIONS    85,329        135,667
                                          --------  -------------

FROM CONTRACTOWNER TRANSACTIONS
  Premiums..............................    67,425        135,735
  Net contractowner transfers from (to)
    fixed account.......................     4,385        (36,831)
  Withdrawals...........................   (11,813)       (16,442)
  Death benefits........................    (1,482)        (3,878)
                                          --------  -------------
    NET INCREASE IN NET ASSETS RESULTING
         FROM CONTRACTOWNER TRANSACTIONS    58,515         78,584
                                          --------  -------------
              NET INCREASE IN NET ASSETS   143,844        214,251

  NET ASSETS
    Beginning of year...................   757,982        543,731
                                          --------  -------------
    End of period.......................  $901,826     $  757,982
                                          --------  -------------
                                          --------  -------------

                       See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1--ORGANIZATION

TIAA Separate Account VA-1 ("VA-1") is a segregated investment account of Teachers Insurance and Annuity Association of America ("TIAA") and was organized on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding variable annuity contracts. VA-1 was registered with the Securities and Exchange Commission ("Commission") effective November 1, 1994 as an open-end, diversified management investment company under the Investment Company Act of 1940. Currently, VA-1 consists of a single investment portfolio, the Stock Index Account (the "Account"), which invests in a diversified portfolio of equity securities selected to track the overall United States stock market.

Teachers Advisors, Inc. ("Advisors"), an indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement between TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. ("TPIS"), also an indirect subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies followed by the Account, which are in conformity with generally accepted accounting principles.

Valuation of Investments: Securities listed or traded on any United States national securities exchange are valued at the last sales price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sales price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices. Short-term money market instruments are stated at market value. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Management Committee of VA-1.

Accounting for Investments: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date. Realized gains and losses on security transactions are accounted for on the average cost basis.

Federal Income Taxes: Based on provisions of the Internal Revenue Code, no federal taxes are attributable to the net investment experience of the Account.

NOTE 3--MANAGEMENT AGREEMENTS

Daily charges are deducted from the net assets of the Account for services required to manage investments, administer the separate account and the contracts, and to cover certain insurance risks borne by TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the net assets of the Account. Currently, Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.07% of the net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts equivalent to an annual rate of 0.10% of the net assets of the Account.

                           TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
            NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (Continued)

NOTE 4--INVESTMENTS

At June 30, 1999, the net unrealized appreciation on investments was $296,317,816, consisting of gross unrealized appreciation of $307,787,727 and gross unrealized depreciation of $11,469,911.

Purchases and sales of securities, other than short-term money market instruments, for the six months ended June 30, 1999, were $355,900,666 and $294,016,659, respectively.

NOTE 5--CONDENSED FINANCIAL INFORMATION

Selected condensed financial information for an Accumulation Unit of the Account is presented below.

                                                                                                                 October 3, 1994
                                                               Six Months                                             (date
                                                                  Ended            Years Ended December 31,      established) to
                                                              June 30, 1999   ---------------------------------- December 31, 1994
                                                                   (1)         1998     1997     1996     1995         (1)
                                                              -------------   -------  -------  -------  ------------------------

                                                               (Unaudited)
Per Accumulation Unit Data:
  Investment income.........................................     $  .469      $  .908  $  .847  $  .807  $  .745      $  .206
  Expenses..................................................        .130         .223     .182     .150     .170         .034
                                                              -------------   -------  -------  -------  -------     -------
  Investment income--net....................................        .339         .685     .665     .657     .575         .172
  Net realized and unrealized gain on investments...........       6.981       12.407   12.429    6.755    8.565         .099
                                                              -------------   -------  -------  -------  -------     -------
  Net increase in
    Accumulation Unit Value.................................       7.320       13.092   13.094    7.412    9.140         .271
  Accumulation Unit Value:
    Beginning of period.....................................      68.009       54.917   41.823   34.411   25.271       25.000
                                                              -------------   -------  -------  -------  -------     -------
    End of period...........................................     $75.329      $68.009  $54.917  $41.823  $34.411      $25.271
                                                              -------------   -------  -------  -------  -------     -------
                                                              -------------   -------  -------  -------  -------     -------

Total return................................................      10.76%       23.84%   31.31%   21.54%   36.17%        1.08%
Ratio to Average Net Assets:
  Expenses (2)..............................................       0.18%        0.37%    0.37%    0.40%    0.55%        0.13%
  Investment income--net....................................       0.48%        1.14%    1.36%    1.74%    1.87%        0.68%
Portfolio turnover rate.....................................      36.05%       45.93%    2.39%    4.55%    0.98%        0.04%
Thousands of Accumulation Units outstanding at end of
  period....................................................      11,972       11,145    9,901    6,768    2,605        1,171

(1)  The percentages shown for this period are not annualized.

(2) Advisors has agreed to waive a portion of its investment advisory fee. Without this waiver, the Account's expense ratio for the periods listed would have been higher (see Note 3).

                           TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
            NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (Concluded)

NOTE 6--ACCUMULATION UNITS

Changes in the number of Accumulation Units outstanding were as follows:

                                             Six Months
                                               Ended              Year Ended
                                           June 30, 1999      December 31, 1998
                                          ----------------   --------------------

                                            (Unaudited)
Accumulation Units:
  Credited for premiums.................        954,175            2,250,490
  Cancelled for transfers and
    disbursements.......................       (127,758)          (1,006,137)
  Outstanding:
    Beginning of year...................     11,145,401            9,901,048
                                          ----------------        ----------
    End of period.......................     11,971,818           11,145,401
                                          ----------------        ----------
                                          ----------------        ----------

                           TIAA SEPARATE ACCOUNT VA-1
           STATEMENT OF INVESTMENTS--STOCK INDEX ACCOUNT (Unaudited)
                                 JUNE 30, 1999
                              SUMMARY BY INDUSTRY
                                     (000)

                                           VALUE      %
                                          --------  ------
BONDS
  CORPORATE BONDS
    AUTOMOTIVE DEALERS AND SERVICE
      STATIONS..........................  $      2    0.00%
                                          --------  ------
   TOTAL CORPORATE BONDS
    (COST $3)...........................         2    0.00
                                          --------  ------
   TOTAL BONDS
    (COST $3)...........................         2    0.00
                                          --------  ------
  PREFERRED STOCK
    HOLDING AND OTHER INVESTMENT
      OFFICES...........................        22    0.00
    INSTRUMENTS AND RELATED PRODUCTS....         0    0.00
    INSURANCE CARRIERS..................        29    0.00
    RUBBER AND MISCELLANEOUS PLASTIC
      PRODUCTS..........................       143    0.02
                                          --------  ------
   TOTAL PREFERRED STOCK
    (COST $148).........................       194    0.02
                                          --------  ------
  COMMON STOCK
    AGRICULTURAL PRODUCTION-CROPS.......       647    0.07
    AGRICULTURAL SERVICES...............        14    0.00
    AMUSEMENT AND RECREATION SERVICES...       868    0.10
    APPAREL AND ACCESSORY STORES........     5,402    0.60
    APPAREL AND OTHER TEXTILE PRODUCTS..     1,089    0.12
    AUTO REPAIR, SERVICES AND PARKING...       505    0.06
    AUTOMOTIVE DEALERS AND SERVICE
      STATIONS..........................       916    0.10
    BUILDING MATERIALS AND GARDEN
      SUPPLIES..........................     8,753    0.97
    BUSINESS SERVICES...................    70,438    7.81
    CHEMICALS AND ALLIED PRODUCTS.......   107,951   11.97
    COAL MINING.........................        29    0.00
    COMMUNICATIONS......................   108,916   12.08
    DEPOSITORY INSTITUTIONS.............    72,479    8.04
    EATING AND DRINKING PLACES..........     7,407    0.82
    EDUCATIONAL SERVICES................       319    0.04
    ELECTRIC, GAS, AND SANITARY
      SERVICES..........................    32,983    3.66
    ELECTRONIC AND OTHER ELECTRIC
      EQUIPMENT.........................    72,904    8.08
    ENGINEERING AND MANAGEMENT
      SERVICES..........................     1,784    0.20
    FABRICATED METAL PRODUCTS...........     6,449    0.71
    FOOD AND KINDRED PRODUCTS...........    30,253    3.35
    FOOD STORES.........................     6,275    0.70
    FORESTRY............................       111    0.01
    FURNITURE AND FIXTURES..............     2,289    0.25
    FURNITURE AND HOMEFURNISHINGS
      STORES............................     2,957    0.33
    GENERAL BUILDING CONTRACTORS........       796    0.09
    GENERAL MERCHANDISE STORES..........    20,711    2.30
    HEALTH SERVICES.....................     3,973    0.44
    HEAVY CONSTRUCTION, EXCEPT
      BUILDING..........................       441    0.05
    HOLDING AND OTHER INVESTMENT
      OFFICES...........................     8,203    0.91
                                           VALUE      %
                                          --------  ------
    HOTELS AND OTHER LODGING PLACES.....  $  2,761    0.31%
    INDUSTRIAL MACHINERY AND
      EQUIPMENT.........................    69,912    7.75
    INSTRUMENTS AND RELATED PRODUCTS....    20,529    2.28
    INSURANCE AGENTS, BROKERS AND
      SERVICE...........................     1,640    0.18
    INSURANCE CARRIERS..................    45,039    4.99
    LEATHER AND LEATHER PRODUCTS........       174    0.02
    LEGAL SERVICES......................        57    0.01
    LOCAL AND INTERURBAN PASSENGER
      TRANSIT...........................        60    0.01
    LUMBER AND WOOD PRODUCTS............     2,093    0.23
    METAL MINING........................     1,246    0.14
    MISCELLANEOUS MANUFACTURING
      INDUSTRIES........................     4,078    0.45
    MISCELLANEOUS RETAIL................     8,404    0.93
    MOTION PICTURES.....................    10,223    1.13
    NONDEPOSITORY INSTITUTIONS..........    18,776    2.08
    NONMETALLIC MINERALS, EXCEPT FUELS..       512    0.06
    OIL AND GAS EXTRACTION..............     7,172    0.80
    PAPER AND ALLIED PRODUCTS...........     7,956    0.88
    PERSONAL SERVICES...................     1,288    0.14
    PETROLEUM AND COAL PRODUCTS.........    32,203    3.57
    PRIMARY METAL INDUSTRIES............     3,711    0.41
    PRINTING AND PUBLISHING.............     8,032    0.89
    RAILROAD TRANSPORTATION.............     3,972    0.44
    REAL ESTATE.........................       595    0.07
    RUBBER AND MISCELLANEOUS PLASTIC
      PRODUCTS..........................     4,125    0.46
    SECURITY AND COMMODITY BROKERS......    13,085    1.45
    SOCIAL SERVICES.....................        58    0.01
    SPECIAL TRADE CONTRACTORS...........        16    0.00
    STONE, CLAY, AND GLASS PRODUCTS.....     2,661    0.30
    TEXTILE MILL PRODUCTS...............       823    0.09
    TOBACCO PRODUCTS....................     7,699    0.85
    TRANSPORTATION BY AIR...............     4,724    0.52
    TRANSPORTATION EQUIPMENT............    27,120    3.01
    TRANSPORTATION SERVICES.............       637    0.07
    TRUCKING AND WAREHOUSING............       845    0.09
    WATER TRANSPORTATION................       325    0.04
    WHOLESALE TRADE-DURABLE GOODS.......     1,926    0.21
    WHOLESALE TRADE-NONDURABLE GOODS....     6,503    0.72
                                          --------  ------
  TOTAL COMMON STOCK
    (COST $600,568).....................   896,842   99.45
                                          --------  ------
  SHORT TERM INVESTMENT
    U.S. GOVERNMENT AGENCY..............     4,249    0.47
                                          --------  ------
  TOTAL SHORT TERM INVESTMENT
    (COST $4,250).......................     4,249    0.47
                                          --------  ------
  TOTAL PORTFOLIO
    (COST $604,969).....................   901,287   99.94
    OTHER ASSETS & LIABILITIES, NET.....       539    0.06
                                          --------  ------
  NET ASSETS............................  $901,826  100.00%
                                          --------  ------
                                          --------  ------

                       See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
           STATEMENT OF INVESTMENTS--STOCK INDEX ACCOUNT (Unaudited)
                                 JUNE 30, 1999

                                                                                                 VALUE
PRINCIPAL                                                                                        (000)
----------                                                                                     ---------
BONDS--0.00%
CORPORATE BONDS--0.00%
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.00%
 $  1,950    - UGLY DUCKLING CORP (SUB DEB)
                12.000%, 10/23/03............................................................  $       2
                                                                                               ---------
               TOTAL CORPORATE BONDS
               (COST $3).....................................................................          2
                                                                                               ---------
               TOTAL BONDS
               (COST $3).....................................................................          2
                                                                                               ---------

  SHARES
----------
PREFERRED STOCK--0.02%
 HOLDING AND OTHER INVESTMENT OFFICES--0.00%
      503      SUPERIOR TRUST I SERIES A.....................................................         22
                                                                                               ---------
 INSTRUMENTS AND RELATED PRODUCTS--0.00%
    3,500    - FRESENIUS MEDICAL CARE (CLASS D)..............................................          0
                                                                                               ---------
 INSURANCE CARRIERS--0.00%
      389      AETNA, INC SERIES C...........................................................         29
                                                                                               ---------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.02%
    2,280      SEALED AIR CORP (CLASS A).....................................................        143
                                                                                               ---------
              TOTAL PREFERRED STOCK
               (COST $148)...................................................................        194
                                                                                               ---------
COMMON STOCK--99.45%
 AGRICULTURAL PRODUCTION--CROPS--0.07%
    1,500      DELTA & PINE LAND CO..........................................................         47
   15,400      PIONEER-HI-BRED INTERNATIONAL, INC............................................        600
                                                                                               ---------
                                                                                                     647
                                                                                               ---------
 AGRICULTURAL SERVICES--0.00%
    1,000    - CADIZ, INC....................................................................          9
      400    - VETERINARY CENTERS OF AMERICA, INC............................................          5
                                                                                               ---------
                                                                                                      14
                                                                                               ---------
 AMUSEMENT AND RECREATION SERVICES--0.10%
    1,200    - AMERICAN SKIING CO............................................................          5
   10,400    - AMF BOWLING, INC..............................................................         88
    3,000    - BALLY TOTAL FITNESS HOLDINGS CORP.............................................         85
    4,500    - BOYD GAMING CORP..............................................................         32
    1,700    - CHAMPIONSHIP AUTO RACING TEAMS, INC...........................................         51
      200      CHURCHILL DOWNS, INC..........................................................          7
      200    - FAMILY GOLF CENTERS, INC......................................................          2
    2,400    - FLORIDA PANTHERS HOLDINGS, INC................................................         26
    9,800    - HARRAH'S ENTERTAINMENT, INC...................................................        216
    2,400    - HOLLYWOOD PARK, INC...........................................................         41
    1,300    - INTERNATIONAL SPEEDWAY CORP (CLASS A).........................................         62
      625    - LAKES GAMING, INC.............................................................          7
    6,500    - MIRAGE RESORT, INC............................................................        109
       50    - PLAYERS INTERNATIONAL, INC....................................................          0
      400    - SFX ENTERTAINMENT, INC (CLASS A)..............................................         26
      300    - SPEEDWAY MOTORSPORTS, INC.....................................................         12
    2,400    - STATION CASINOS, INC..........................................................         49
    1,400    - WESTWOOD ONE, INC.............................................................         50
                                                                                               ---------
                                                                                                     868
                                                                                               ---------
 APPAREL AND ACCESSORY STORES--0.60%
    7,764    - ABERCROMBIE & FITCH CO (CLASS A)..............................................        373
    2,100    - AMERICAN EAGLE OUTFITTERS, INC................................................         96
    1,100    - ANN TAYLOR STORES CORP........................................................         50
      500    - BUCKLE, INC...................................................................         14
       20      BURLINGTON COAT FACTORY WAREHOUSE CORP........................................          0

                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
    2,800      CATO CORP (CLASS A)...........................................................  $      33
    7,400    - CHARMING SHOPPES, INC.........................................................         45
    1,300    - CHILDRENS PLACE RETAIL STORES.................................................         53
    4,000      CLAIRES STORES, INC...........................................................        103
    2,500    - FINISH LINE, INC (CLASS A)....................................................         28
    3,800    - FOOTSTAR, INC.................................................................        141
    1,000    - GADZOOKS, INC.................................................................         16
   50,612      GAP, INC......................................................................      2,550
    3,800    - GENESCO, INC..................................................................         55
      400    - GOODYS FAMILY CLOTHING, INC...................................................          5
      500    - GYMBOREE CORP.................................................................          5
    2,100      INTIMATE BRANDS, INC (CLASS A)................................................         99
       50    - JUST FOR FEET, INC............................................................          0
    5,151      LIMITED, INC..................................................................        234
    1,050    - MENS WAREHOUSE, INC...........................................................         27
    4,800      NORDSTROM, INC................................................................        161
    3,150    - PACIFIC SUNWEAR CALIFORNIA, INC...............................................         77
    2,800    - PAYLESS SHOESOURCE, INC.......................................................        150
    4,300      ROSS STORES, INC..............................................................        217
      900    - STEIN MART, INC...............................................................          8
   24,700      TJX COS, INC..................................................................        823
      300    - URBAN OUTFITTERS, INC.........................................................          8
    1,100    - WET SEAL, INC (CLASS A).......................................................         31
                                                                                               ---------
                                                                                                   5,402
                                                                                               ---------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.12%
      600      AUTHENTIC FITNESS CORP........................................................         11
      300    - COLUMBIA SPORTSWEAR CO........................................................          5
    2,300    - DONNA KARAN INTERNATIONAL, INC................................................         23
    3,600    - HARTMARX CORP.................................................................         15
    8,002    - JONES APPAREL GROUP, INC......................................................        275
      900      KELLWOOD CO...................................................................         24
    3,600      LIZ CLAIBORNE, INC............................................................        131
    1,600    - NAUTICA ENTERPRISES, INC......................................................         27
    2,000      OSHKOSH B'GOSH, INC (CLASS A).................................................         42
      400    - OXFORD INDUSTRIES, INC........................................................         11
      500      PHILLIPS VAN HEUSEN CORP......................................................          5
      200      PILLOWTEX CORP................................................................          3
    2,800    - POLO RALPH LAUREN CORP........................................................         53
    2,800    - QUIKSILVER, INC...............................................................         73
    5,700      VF CORP.......................................................................        244
    5,500      WARNACO GROUP, INC (CLASS A)..................................................        147
                                                                                               ---------
                                                                                                   1,089
                                                                                               ---------
 AUTO REPAIR, SERVICES AND PARKING--0.06%
    2,400    - AVIS RENT A CAR, INC..........................................................         70
      900    - BUDGET GROUP, INC.............................................................         11
       50      CENTRAL PARKING CORP..........................................................          2
    2,800    - DOLLAR THRIFTY AUTOMOTIVE GROUP, INC..........................................         65
      600      HERTZ CORP (CLASS A)..........................................................         37
    1,333      MIDAS, INC....................................................................         38
    8,250      ROLLINS TRUCK LEASING CORP....................................................         92
    7,300      RYDER SYSTEM, INC.............................................................        190
                                                                                               ---------
                                                                                                     505
                                                                                               ---------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.10%
   23,600    - AUTONATION, INC...............................................................        420
    8,200    - AUTOZONE, INC.................................................................        247
    2,900    - COPART, INC...................................................................         62
    2,500    - CSK AUTO CORP.................................................................         68

                       See notes to financial statements.                      9

                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--(CONTINUED)
    1,300    - OREILLY AUTOMOTIVE, INC.......................................................  $      65
    2,500    - PEP BOYS MANNY, MOE, & JACK CO................................................         54
                                                                                               ---------
                                                                                                     916
                                                                                               ---------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.97%
    2,400      FASTENAL CO...................................................................        126
  111,800      HOME DEPOT, INC...............................................................      7,204
   25,100      LOWES COS, INC................................................................      1,423
                                                                                               ---------
                                                                                                   8,753
                                                                                               ---------
 BUSINESS SERVICES--7.81%
    2,200      AARON RENTS, INC..............................................................         49
      400    - ABACUS DIRECT CORP............................................................         37
    3,800    - ACCLAIM ENTERTAINMENT, INC....................................................         24
      500    - ACKERLEY GROUP, INC...........................................................          9
    4,133    - ACNEILSEN CORP................................................................        125
    4,760    - ACXIOM CORP...................................................................        119
      200    - ADMINSTAFF, INC...............................................................          3
    4,800      ADOBE SYSTEMS, INC............................................................        394
      700    - ADVENT SOFTWARE, INC..........................................................         47
    2,400    - ADVO, INC.....................................................................         50
    4,000    - AFFILIATED COMPUTER SERVICES, INC (CLASS A)...................................        203
    2,400    - ALTERNATIVE RESOURCES CORP....................................................         17
   78,201      AMERICA ONLINE, INC...........................................................      8,641
    5,650    - AMERICAN MANAGEMENT SYSTEMS, INC..............................................        181
    1,800      ANALYSTS INTERNATIONAL CORP...................................................         26
      600    - ANSWERTHINK CONSULTING GROUP..................................................         15
    1,000    - APAC TELESERVICES, INC........................................................          3
    1,800    - ASPECT DEVELOPMENT, INC.......................................................         33
      700      AUTODESK, INC.................................................................         21
   41,095      AUTOMATIC DATA PROCESSING, INC................................................      1,808
      900    - AVANT CORP....................................................................         11
      900    - AVT CORP......................................................................         34
    1,500    - AXENT TECHNOLOGIES, INC.......................................................         17
    1,220    - AZTEC TECHNOLOGY PARTNERS, INC................................................          2
      100    - BARRA, INC....................................................................          3
    4,100    - BEA SYSTEMS, INC..............................................................        117
      900    - BISYS GROUP, INC..............................................................         53
   16,400    - BMC SOFTWARE, INC.............................................................        886
    2,000    - BORG-WARNER SECURITY CORP.....................................................         41
    1,500    - BROADVISION, INC..............................................................        111
   16,800    - CADENCE DESIGN SYSTEMS, INC...................................................        214
    1,700    - CAMBRIDGE TECHNOLOGY PARTNERS, INC............................................         30
      600    - CARIBINER INTERNATIONAL, INC..................................................          4
      700    - CATALINA MARKETING CORP.......................................................         64
    2,700    - CCC INFORMATION SERVICES GROUP, INC...........................................         35
    1,500    - CDI CORP......................................................................         51
    7,100    - CENTURY BUSINESS SERVICES, INC................................................        103
    7,400    - CERIDIAN CORP.................................................................        242
      100    - CERNER CORP...................................................................          2
    2,500    - CHECKFREE HOLDINGS CORP.......................................................         69
    1,300    - CHOICEPOINT, INC..............................................................         87
    2,800    - CIBER, INC....................................................................         54
    5,300    - CITRIX SYSTEMS, INC...........................................................        299
    1,200    - CLARIFY, INC..................................................................         50
    5,100    - CMGI, INC.....................................................................        582
    2,600    - CNET, INC.....................................................................        150
    6,200    - COMDISCO, INC.................................................................        159
    2,100    - COMPLETE BUSINESS SOLUTIONS, INC..............................................         38
   32,800      COMPUTER ASSOCIATES INTERNATIONAL, INC........................................      1,804
    1,250    - COMPUTER HORIZONS CORP........................................................         17
   11,496    - COMPUTER SCIENCES CORP........................................................        795
    1,300      COMPUTER TASK GROUP, INC......................................................         22
   24,600    - COMPUWARE CORP................................................................        783
      700    - CONCORD COMMUNICATIONS, INC...................................................         32


                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
   12,800    - CONVERGYS CORP................................................................  $     246
      900    - CORT BUSINESS SERVICES CORP...................................................         22
    2,100    - COTELLIGENT, INC..............................................................         16
    5,600    - CSG SYSTEMS INTERNATIONAL, INC................................................        147
    5,860    - CYBERGUARD CORP...............................................................          7
      800    - DATA DIMENSIONS, INC..........................................................          3
    1,800    - DATASTREAM SYSTEMS, INC.......................................................         29
    1,200    - DBT ONLINE, INC...............................................................         39
    1,200    - DELTEK SYSTEMS, INC...........................................................         12
    1,700    - DENDRITE INTERNATIONAL, INC...................................................         61
    2,300    - DOUBLECLICK, INC..............................................................        211
    2,186    - DST SYSTEMS, INC..............................................................        137
    1,300    - EARTHLINK NETWORK, INC........................................................         80
    4,700    - ELECTRONIC ARTS, INC..........................................................        255
   25,600      ELECTRONIC DATA SYSTEMS CORP..................................................      1,448
    4,300    - ELECTRONICS FOR IMAGING, INC..................................................        221
    5,500    - EMPLOYEE SOLUTIONS, INC.......................................................          7
      200    - ENGINEERING ANIMATION, INC....................................................          4
    4,500    - EPICOR SOFTWARE CORP..........................................................         33
    8,900      EQUIFAX, INC..................................................................        318
    4,950    - EXCITE AT HOME................................................................        267
    1,300    - FACTSET RESEARCH SYSTEMS, INC.................................................         74
    1,700      FAIR ISSAC & CO, INC..........................................................         60
    1,100    - FILENET CORP..................................................................         13
   32,506      FIRST DATA CORP...............................................................      1,591
    7,675    - FISERV, INC...................................................................        240
       60    - FORTE SOFTWARE, INC...........................................................          1
    1,500    - GENESYS TELECOMMUNICATIONS
                 LABORATORIES, INC...........................................................         38
    3,400      GERBER SCIENTIFIC, INC........................................................         75
    2,400    - GETTY IMAGES, INC.............................................................         45
    1,100    - GREAT PLAINS SOFTWARE, INC....................................................         52
    2,200    - GT INTERACTIVE SOFTWARE CORP..................................................          8
    4,900    - GTECH HOLDINGS CORP...........................................................        115
    4,000    - HARBINGER CORP................................................................         50
      800    - HNC SOFTWARE..................................................................         25
       30    - HYPERION SOLUTIONS CORP.......................................................          1
      900    - I2 TECHNOLOGIES, INC..........................................................         39
    2,230    - IMATION CORP..................................................................         55
    1,900    - IMRGLOBAL CORP................................................................         37
   24,000      IMS HEALTH, INC...............................................................        750
      400    - INACOM CORP...................................................................          5
    2,000    - INDUSTRI-MATEMATIK INTERNATIONAL CORP.........................................          5
    1,300    - INFORMATION ARCHITECTS CORP...................................................          3
   14,000    - INFORMIX CORP.................................................................        119
    2,700    - INFOSEEK CORP.................................................................        129
    3,500    - INFOUSA, INC (CLASS B)........................................................         30
    1,000    - INKTOMI CORP..................................................................        132
      450    - INSPIRE INSURANCE SOLUTIONS, INC..............................................          7
    1,000    - INTEGRATED SYSTEMS, INC.......................................................         12
      400    - INTELLIGROUP, INC.............................................................          3
    5,800    - INTERGRAPH CORP...............................................................         45
    2,500    - INTERIM SERVICES, INC.........................................................         52
    3,300    - INTERNATIONAL NETWORK SERVICES................................................        133
    1,900    - INTERNATIONAL TELECOMMUNICATIONS..............................................         30
      800      INTERPOOL, INC................................................................         10
    8,802      INTERPUBLIC GROUP OF COS, INC.................................................        762
    3,200    - INTUIT, INC...................................................................        288
    1,200    - ISS GROUP, INC................................................................         45
      500    - J.D. EDWARDS & CO.............................................................          9
    1,100      JACK HENRY & ASSOCIATES, INC..................................................         43
    1,200    - JDA SOFTWARE GROUP, INC.......................................................         11
    2,800    - KEANE, INC....................................................................         63
    2,800      KELLY SERVICES, INC (CLASS A).................................................         90
    2,500    - LABOR READY, INC..............................................................         81

10                     See notes to financial statements.

                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
 BUSINESS SERVICES--(CONTINUED)
    2,550    - LAMAR ADVERTISING CO (CLASS A)................................................  $     104
      900    - LEASING SOLUTIONS, INC........................................................          1
    2,500    - LEGATO SYSTEMS, INC...........................................................        144
    1,300    - LHS GROUP, INC................................................................         43
    3,300    - LYCOS, INC....................................................................        303
    3,100    - MACROMEDIA, INC...............................................................        109
    5,800      MANPOWER, INC.................................................................        131
    2,600    - MANUGISTICS GROUP, INC........................................................         38
      700    - MAPICS, INC...................................................................          7
    3,300    - MASTECH CORP..................................................................         61
      700      MCGRATH RENTCORP..............................................................         14
      400    - MEDICAL MANAGER CORP..........................................................         18
    4,100    - MEDQUIST, INC.................................................................        179
    1,300    - MEMBERWORKS, INC..............................................................         38
    6,800    - MENTOR GRAPHICS CORP..........................................................         87
      660    - MERANT PLC ADR................................................................         13
    3,100    - MERCURY INTERACTIVE CORP......................................................        110
    3,050    - METAMOR WORLDWIDE, INC........................................................         73
    1,000    - METRO INFORMATION SERVICES, INC...............................................         17
      600    - MICROMUSE, INC................................................................         30
  257,458    - MICROSOFT CORP................................................................     23,219
    2,200    - MINDSPRING ENTERPRISES, INC...................................................         97
    9,483    - MODIS PROFESSIONAL SERVICES...................................................        130
        4    - MOMENTUM BUSINESS APPLICANTS, INC.............................................          0
    2,600      NATIONAL COMPUTER SYSTEMS, INC................................................         88
    2,900      NATIONAL DATA CORP............................................................        124
    1,200    - NCO GROUP, INC................................................................         46
    4,100    - NETWORK APPLIANCE, INC........................................................        229
      500    - NETWORK SOLUTIONS, INC........................................................         40
    8,499    - NETWORKS ASSOCIATES, INC......................................................        125
      900    - NEW ERA OF NETWORKS, INC......................................................         40
    2,200    - NIELSEN MEDIA RESEARCH........................................................         64
      600      NORRELL CORP..................................................................         11
    5,700    - NOVA CORP (GEORGIA)...........................................................        143
    4,300    - NOVACARE EMPLOYEE SERVICES, INC...............................................         12
   22,500    - NOVELL, INC...................................................................        596
    1,600    - OBJECTIVE SYSTEMS INTEGRATORS, INC............................................          4
    5,700      OLSTEN CORP...................................................................         36
   11,400      OMNICOM GROUP, INC............................................................        912
      700    - ON ASSIGNMENT, INC............................................................         18
    2,900    - OPEN MARKET, INC..............................................................         41
   83,112    - ORACLE CORP...................................................................      3,086
    5,100    - OUTDOOR SYSTEMS, INC..........................................................        186
   16,410    - PARAMETRIC TECHNOLOGY CORP....................................................        228
   18,450      PAYCHEX, INC..................................................................        588
    2,600    - PAYMENTECH, INC...............................................................         66
      700    - PEGASYSTEMS, INC..............................................................          7
    9,200    - PEOPLESOFT, INC...............................................................        159
    2,600    - PEREGRINE SYSTEMS, INC........................................................         67
      800    - PERSONNEL GROUP OF AMERICA, INC...............................................          8
    4,200   #- PHYSICIAN COMPUTER NETWORK, INC...............................................          1
    4,900      PITTSTON BRINKS GROUP CO......................................................        131
    2,300    - POLICY MANAGEMENT SYSTEMS CORP................................................         69
    1,900    - PREVIEW TRAVEL, INC...........................................................         42
    6,300   #- PROCURENET, INC...............................................................          1
    2,950    - PROGRESS SOFTWARE CORP........................................................         83
      200    - PROJECT SOFTWARE & DEVELOPMENT, INC...........................................          6
    5,200    - PSINET, INC...................................................................        228
    1,100    - QRS CORP......................................................................         86
    3,300    - QUADRAMED CORP................................................................         27
    6,683    - RATIONAL SOFTWARE CORP........................................................        220
    1,200    - REALNETWORKS, INC.............................................................         83
    1,400    - REMEDY CORP...................................................................         38
    1,700    - RENT WAY, INC.................................................................         42


                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
      300    - RENT-A-CENTER, INC............................................................  $       7
    1,800    - RENTAL SERVICE CORP...........................................................         52
    5,400    - ROBERT HALF INTERNATIONAL, INC................................................        140
    3,100      ROLLINS, INC..................................................................         49
    1,300    - ROMAC INTERNATIONAL, INC......................................................         12
    2,700    - SABRE GROUP HOLDINGS, INC.....................................................        186
    4,600    - SAFETY-KLEEN CORP.............................................................         83
    1,200    - SAGA SYSTEMS, INC.............................................................         15
      600    - SAPIENT CORP..................................................................         34
    1,500      SEI INVESTMENT CO.............................................................        132
    2,400      SHARED MEDICAL SYSTEMS CORP...................................................        157
    4,492    - SIEBEL SYSTEMS, INC...........................................................        298
    4,700    - SITEL CORP....................................................................         14
    5,200    - SNYDER COMMUNICATIONS, INC....................................................        170
    1,000    - SOS STAFFING SERVICES, INC....................................................          5
    1,300      SOTHEBYS HOLDINGS, INC (CLASS A)..............................................         50
      900    - SPORTSLINE U.S.A., INC........................................................         32
    1,200    - SPR, INC......................................................................          6
    1,600    - SS&C TECHNOLOGIES, INC........................................................         12
      800    - STAFFMARK, INC................................................................          8
    6,600    - STERLING COMMERCE, INC........................................................        241
    5,700    - STERLING SOFTWARE, INC........................................................        152
    3,600    - STRUCTURAL DYNAMICS RESEARCH CORP.............................................         67
   54,500    - SUN MICROSYSTEMS, INC.........................................................      3,754
    8,200    - SUNGARD DATA SYSTEMS, INC.....................................................        283
    7,300    - SYBASE, INC...................................................................         80
    1,700    - SYKES ENTERPRISES, INC........................................................         57
    3,900    - SYMANTEC CORP.................................................................         99
    3,900    - SYNOPSYS, INC.................................................................        215
      800    - SYNTEL, INC...................................................................          7
    2,500    - SYSTEMS & COMPUTER TECHNOLOGY CORP............................................         36
    4,500    - SYSTEMSOFT CORP...............................................................          0
    1,975    - TECHNOLOGY SOLUTIONS CO.......................................................         21
    1,900    - TELETECH HOLDINGS, INC........................................................         19
    1,500    - TMP WORLDWIDE, INC............................................................         95
    1,000      TOTAL SYSTEM SERVICES, INC....................................................         19
    1,500    - TRANSACTION SYSTEM ARCHITECTURE...............................................         59
    5,000      TRUE NORTH COMMUNICATIONS, INC................................................        150
    4,670    - UNITED RENTALS, INC...........................................................        138
    5,500    - USWEB CORP....................................................................        122
    4,800    - VALASSIS COMMUNICATIONS, INC..................................................        176
    1,100    - VANTIVE CORP..................................................................         13
      500    - VERIO, INC....................................................................         35
      400    - VERISIGN, INC.................................................................         35
    3,375    - VERITAS SOFTWARE CORP.........................................................        320
    1,200    - VIASOFT, INC..................................................................          4
    1,800    - VISIO CORP....................................................................         69
    1,000    - WACKENHUT CORP SERIES A.......................................................         30
      700    - WEST TELESERVICES CORP........................................................          7
      375    - WIND RIVER SYSTEMS, INC.......................................................          6
    2,000    - XTRA CORP.....................................................................         92
   10,400    - YAHOO, INC....................................................................      1,791
    2,900    - YOUNG & RUBICAM, INC..........................................................        132
                                                                                               ---------
                                                                                                  70,438
                                                                                               ---------
 CHEMICALS AND ALLIED PRODUCTS--11.97%
  111,000      ABBOTT LABORATORIES CO........................................................      5,051
    6,300    - ADVANCED TISSUE SCIENCE CO....................................................         20
   14,900      AIR PRODUCTS & CHEMICALS, INC.................................................        600
    3,300      ALBEMARLE CORP................................................................         76
    4,300      ALBERTO CULVER CO (CLASS B)...................................................        114
    1,900    - ALKERMES, INC.................................................................         44
    4,300      ALLERGAN, INC.................................................................        477
       95    - ALLERGAN SPECIALTY THERAPEUTICS, INC (CLASS A)................................          1
    2,300    - ALLIANCE PHARMACEUTICAL CORP..................................................          6
    2,900      ALPHARMA, INC (CLASS A).......................................................        103

                       See notes to financial statements.                     11

                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
    3,600    - ALZA CORP.....................................................................  $     183
   90,900      AMERICAN HOME PRODUCTS CORP...................................................      5,227
   38,040    - AMGEN, INC....................................................................      2,316
    1,800    - ANDRX CORP....................................................................        139
    2,700      ARCH CHEMICALS, INC...........................................................         66
    2,000    - AVIRON, INC...................................................................         58
   18,000      AVON PRODUCTS, INC............................................................        999
    4,000    - AXYS PHARMACEUTICALS, INC.....................................................         14
    1,900    - BIO-TECHNOLOGY GENERAL CORP...................................................         12
   10,200    - BIOGEN, INC...................................................................        656
    1,800    - BIOMATRIX, INC................................................................         39
      400      BLOCK DRUG, INC (CLASS A).....................................................         17
  144,300      BRISTOL MYERS SQUIBB CO.......................................................     10,164
    6,900      CABOT CORP....................................................................        167
    5,400      CALGON CARBON CORP............................................................         32
    4,000      CAMBREX CORP..................................................................        105
      800    - CARBIDE/GRAPHITE GROUP, INC...................................................         11
    3,700      CARTER WALLACE, INC...........................................................         67
    4,000    - CELL GENESYS, INC.............................................................         17
    5,100    - CENTOCOR, INC.................................................................        238
    4,400    - CEPHALON, INC.................................................................         76
      400    - CHATTEM, INC..................................................................         13
    1,300    - CHIREX, INC...................................................................         42
    5,640    - CHIRON CORP...................................................................        117
    1,100      CHURCH & DWIGHT CO, INC.......................................................         48
    5,400      CLOROX CO.....................................................................        577
   20,400      COLGATE PALMOLIVE CO..........................................................      2,015
    1,900    - COLUMBIA LABORATORIES, INC....................................................         16
    4,000    - COR THERAPEUTICS, INC.........................................................         59
    1,700    - COULTER PHARMACEUTICAL, INC...................................................         38
      800    - CREATIVE BIOMOLECULES, INC....................................................          3
       60    - CRESCENDO PHARMACEUTICALS CORP................................................          1
    7,200    - CROMPTON & KNOWLES CORP.......................................................        141
    4,900    - CYTEC INDUSTRIES, INC.........................................................        156
    2,300      DEXTER CORP...................................................................         94
      600      DIAGNOSTIC PRODUCTS CORP......................................................         17
    6,000      DIAL CORP.....................................................................        223
   15,200      DOW CHEMICAL CO...............................................................      1,929
   79,769      DU PONT (E.I.) DE NEMOURS & CO................................................      5,449
    2,800    - DURA PHARMACEUTICALS, INC.....................................................         33
    4,000      EASTMAN CHEMICAL CO...........................................................        207
    9,900      ECOLAB, INC...................................................................        432
      500    - EMISPHERE TECHNOLOGIES, INC...................................................          4
    1,950      FERRO CORP....................................................................         54
    3,600    - FMC CORP......................................................................        246
    4,100    - FOREST LABORATORIES, INC......................................................        190
    2,000    - FUISZ TECHNOLOGIES LTD........................................................          7
    1,411      FULLER (H.B.) CO..............................................................         96
    6,100    - GENZYME CORP (GENERAL DIVISION)...............................................        296
      160    - GENZYME CORP (TISSUE REPAIR DIVISION).........................................          0
       86    - GENZYME-MOLECULAR ONCOLOGY....................................................          0
    3,600      GEON CO.......................................................................        116
    3,100    - GILEAD SCIENCES, INC..........................................................        162
   12,400    - GRACE W.R. & CO...............................................................        228
    3,000      GREAT LAKES CHEMICAL CORP.....................................................        138
      200    - GUILFORD PHARMACEUTICALS, INC.................................................          3
    2,750      HANNA (M.A.) CO...............................................................         45
    8,200      HERCULES, INC.................................................................        322
    2,800    - HESKA CORP....................................................................          6
    2,700    - HUMAN GENOME SCIENCES, INC....................................................        107
    6,151      ICN PHARMACEUTICALS, INC......................................................        198
    4,000    - ICOS CORP.....................................................................        163
    1,100    - IDEC PHARMACEUTICALS CORP.....................................................         85
    1,300    - IDEXX LABORATORIES, INC.......................................................         30


                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
    9,100      IMC GLOBAL, INC...............................................................  $     160
      666    - IMC GLOBAL, INC WTS 12/22/00..................................................          0
    1,900    - IMCLONE SYSTEMS, INC..........................................................         48
    1,500    - IMMUNE RESPONSE CORP..........................................................          8
    3,000    - IMMUNEX CORP..................................................................        382
      400    - INHALE THERAPEUTIC SYSTEMS....................................................         10
    2,100    - INTERNATIONAL SPECIALTY PRODUCTS, INC.........................................         21
      200    - INTERNEURON PHARMACEUTICALS, INC..............................................          1
    4,300      INTERNATIONAL FLAVORS & FRAGRANCES, INC.......................................        191
    4,000    - ISIS PHARMACEUTICALS, INC.....................................................         41
    9,200    - IVAX CORP.....................................................................        130
   97,202      JOHNSON & JOHNSON CO..........................................................      9,526
      600      JONES PHARMACEUTICAL, INC.....................................................         24
    2,200    - KV PHARMACEUTICAL CO (CLASS B)................................................         35
    9,100      LAUDER (ESTEE) CO (CLASS A)...................................................        456
    1,900    - LIGAND PHARMACEUTICALS CO (CLASS A)...........................................         21
   64,992      LILLY (ELI) & CO..............................................................      4,655
    3,700      LILLY INDUSTRIES, INC (CLASS A)...............................................         69
    4,700    - LIPOSOME CO, INC..............................................................         90
    5,200      LUBRIZOL CORP.................................................................        142
    1,300      MACDERMID, INC................................................................         60
    3,100    - MACROCHEM CORP (DELAWARE).....................................................         18
    9,600      MALLINCKRODT, INC.............................................................        349
    2,800    - MATRIX PHARMACEUTICALS, INC...................................................         12
      700    - MCWHORTER TECHNOLOGIES, INC...................................................         10
    1,750    - MEDICIS PHARMACEUTICAL CORP (CLASS A).........................................         44
    4,300    - MEDIMMUNE, INC................................................................        291
  169,400      MERCK & CO, INC...............................................................     12,536
      400      MILLENNIUM CHEMICAL, INC......................................................          9
    3,100    - MILLENNIUM PHARMACEUTICALS, INC...............................................        112
    1,600      MINERALS TECHNOLOGIES, INC....................................................         89
    1,000    - MIRAVANT MEDICAL TECHNOLOGY...................................................          7
      200      MISSISSIPPI CHEMICAL CORP.....................................................          2
   50,200      MONSANTO CO...................................................................      1,980
    8,800      MYLAN LABORATORIES, INC.......................................................        233
    1,800    - NABI, INC.....................................................................          5
    5,900      NALCO CHEMICAL CORP...........................................................        306
    1,900      NATURES SUNSHINE PRODUCTS, INC................................................         20
    1,900    - NBTY, INC.....................................................................         12
      200      NCH CORP......................................................................         10
    1,000    - NEOPROBE CORP.................................................................          1
    2,000    - NEUROGEN CORP.................................................................         29
      800    - NEXSTAR PHARMACEUTICALS, INC..................................................         16
      275    - OCTEL CORP....................................................................          3
      525    - ORGANOGENESIS, INC............................................................          5
   11,300    - PERRIGO CO....................................................................         86
   92,400      PFIZER, INC...................................................................     10,141
   34,480      PHARMACIA & UPJOHN, INC.......................................................      1,959
    1,800    - PHARMACYCLICS, INC............................................................         50
   12,700      PPG INDUSTRIES, INC...........................................................        750
   10,100      PRAXAIR, INC..................................................................        494
   95,100      PROCTER & GAMBLE CO...........................................................      8,488
      800    - PROTEIN DESIGN LABORATORIES, INC..............................................         18
    1,700    - REGENERON PHARMACEUTICALS, INC................................................         13
    1,100    - REVLON, INC (CLASS A).........................................................         33
    4,000    - REXALL SUNDOWN, INC...........................................................         49
    3,200    - ROBERTS PHARMACEUTICAL CORP...................................................         78
    9,200      ROHM & HAAS CO................................................................        394
    4,031      RPM, INC......................................................................         57
      800    - SCHEIN PHARMACEUTICAL, INC....................................................         10
  105,800      SCHERING-PLOUGH CORP..........................................................      5,607
    3,500      SCHULMAN (A.), INC............................................................         60
    2,200    - SCOTTS CO (CLASS A)...........................................................        105
    1,400    - SEROLOGICALS CORP.............................................................         11
   12,800      SHERWIN-WILLIAMS CO...........................................................        355

12                     See notes to financial statements.

                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
    5,000    - SICOR, INC....................................................................  $      21
   11,900      SIGMA ALDRICH CORP............................................................        410
    1,000      STEPAN CO.....................................................................         25
    1,700    - SUGEN, INC....................................................................         50
    2,000    - SUPERGEN, INC.................................................................         31
    3,200    - TECHNE CORP...................................................................         81
      700    - THERAGENICS CORP..............................................................          5
    1,200    - THERMOLASE CORP...............................................................          2
    2,800    - TRANSKARYOTIC THERAPIES, INC..................................................         92
    3,400    - TRIANGLE PHARMACEUTICALS, INC.................................................         61
    1,400    - TWINLAB CORP..................................................................         12
      600    - U.S.A. DETERGENTS, INC........................................................          4
    7,400      UNION CARBIDE CORP............................................................        361
    3,700      VALSPAR CORP..................................................................        141
    1,000    - VERTEX PHARMACEUTICALS, INC...................................................         24
    2,600    - VICAL, INC....................................................................         32
    2,000    - VIROPHARMA, INC...............................................................         15
   59,118      WARNER-LAMBERT CO.............................................................      4,101
    5,300    - WATSON PHARMACEUTICALS, INC...................................................        186
      600      WELLMAN, INC..................................................................         10
    2,000      WEST PHARMACEUTICAL SERVICES..................................................         79
    3,500      WITCO CORP....................................................................         70
    1,500    - ZILA, INC.....................................................................          5
      500    - ZONAGEN, INC..................................................................          5
                                                                                               ---------
                                                                                                 107,951
                                                                                               ---------
 COAL MINING--0.00%
    2,100      ARCH COAL, INC................................................................         29
                                                                                               ---------
 COMMUNICATIONS--12.08%
    1,600    - @ENTERTAINMENT, INC...........................................................         30
    3,300    - ADELPHIA COMMUNICATIONS CORP (CLASS A)........................................        210
    1,700    - AERIAL COMMUNICATIONS, INC....................................................         23
      100    - ALCATEL S.A. ADR..............................................................          3
    1,800      ALIANT COMMUNICATIONS, INC....................................................         83
   15,746      ALLTEL CORP...................................................................      1,126
    3,000    - AMERICAN MOBILE SATELLITE CORP................................................         49
   81,500      AMERITECH CORP................................................................      5,990
      700    - ARCH COMMUNICATIONS GROUP, INC................................................          6
    4,522    - ASCENT ENTERTAINMENT GROUP, INC...............................................         64
    2,800    - ASSOCIATED GROUP, INC (CLASS A)...............................................        182
  233,415      AT & T CORP...................................................................     13,027
   78,182    - AT & T CORP - LIBERTY MEDIA GROUP (CLASS A)...................................      2,873
  118,110      BELL ATLANTIC CORP............................................................      7,721
  151,200      BELLSOUTH CORP................................................................      7,088
      200    - BHC COMMUNICATIONS, INC (CLASS A).............................................         26
    8,300    - CABLEVISION SYSTEMS CORP (CLASS A)............................................        581
    2,600    - CAPSTAR BROADCASTING CORP (CLASS A)...........................................         71
   54,606    - CBS CORP......................................................................      2,372
    1,300    - CD RADIO, INC.................................................................         40
    1,000    - CELLULAR COMMUNICATIONS OF PUERTO RICO........................................         29
   10,275      CENTURYTEL, INC...............................................................        408
    5,600    - CHANCELLOR MEDIA CORP (CLASS A)...............................................        309
       49    - CHRIS CRAFT INDUSTRIES, INC...................................................          2
    8,600      CINCINNATI BELL, INC..........................................................        214
   15,013    - CLEAR CHANNEL COMMUNICATIONS, INC.............................................      1,035
      400    - COM21, INC....................................................................          7
   50,978      COMCAST CORP (CLASS A) SPECIAL................................................      1,959
      200    - COMMONWEALTH TELEPHONE ENTERPRISES............................................          8
      200      COMSAT CORP SERIES 1..........................................................          7
    3,600    - CONCENTRIC NETWORK CORP.......................................................        143
    6,800    - COX COMMUNICATIONS, INC (CLASS A).............................................        250
      900    - COX RADIO, INC (CLASS A)......................................................         49
    3,000    - E.SPIRE COMMUNICATIONS, INC...................................................         32
      200    - ELECTRIC LIGHTWAVE, INC (CLASS A).............................................          3


                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
      100    - EMMIS COMMUNICATIONS (CLASS A)................................................  $       5
    1,700    - EXODUS COMMUNICATIONS, INC....................................................        204
    3,000    - FOX ENTERTAINMENT GROUP, INC..................................................         81
    9,600      FRONTIER CORP.................................................................        566
      154      GAYLORD ENTERTAINMENT CO......................................................          5
    4,500    - GENERAL COMMUNICATIONS (CLASS A)..............................................         31
    4,500    - GLOBAL TELESYSTEMS GROUP, INC.................................................        365
   71,300      GTE CORP......................................................................      5,401
    4,500    - HEARST-ARGYLE TELEVISION, INC.................................................        108
    3,300    - HIGHWAYMASTER COMMUNICATIONS, INC.............................................          5
    2,900    - HISPANIC BROADCASTING CORP....................................................        220
    3,800    - ICG COMMUNICATIONS, INC.......................................................         81
    1,600    - IDT CORP......................................................................         36
    3,000    - INFINITY BROADCASTING CORP (CLASS A)..........................................         89
    2,600    - INTERMEDIA COMMUNICATIONS, INC................................................         78
    3,200    - ITC DELTACOM, INC.............................................................         90
    1,200    - IXC COMMUNICATIONS, INC.......................................................         47
    1,400    - JACOR COMMUNICATIONS, INC WTS 09/18/01........................................         15
    1,700    - JONES INTERCABLE, INC (CLASS A)...............................................         83
       50    - LEAP WIRELESS INTERNATIONAL, INC..............................................          1
   23,700    - LEVEL 3 COMMUNICATIONS, INC...................................................      1,423
  218,506      LUCENT TECHNOLOGIES, INC......................................................     14,735
  134,183    - MCI WORLDCOM, INC.............................................................     11,548
    2,200    - MCLEODUSA, INC (CLASS A)......................................................        121
   45,300    - MEDIA ONE GROUP, INC..........................................................      3,369
    4,800    - METROCALL, INC................................................................         13
    2,800    - METROMEDIA FIBER NETWORK (CLASS A)............................................        101
      300    - MGC COMMUNICATIONS, INC.......................................................          8
    9,700    - NEXTEL COMMUNICATIONS, INC (CLASS A)..........................................        487
    3,800    - NEXTLINK COMMUNICATIONS, INC..................................................        283
    1,000      NORTH PITTSBURGH SYSTEMS, INC.................................................         17
    5,400    - NTL, INC......................................................................        465
      200    - PACIFIC GATEWAY EXCHANGE, INC.................................................          6
    5,000    - PAGEMART WIRELESS, INC (CLASS A)..............................................         38
   13,500    - PAGING NETWORK, INC...........................................................         65
      769    - PANAMSAT CORP.................................................................         30
      300    - PEGASUS COMMUNICATIONS CORP...................................................         12
    2,600    - POWERTEL, INC.................................................................         78
    1,800    - PREMIERE TECHNOLOGIES, INC....................................................         21
    2,900    - PRIMUS TELECOMMUNICATIONS GROUP, INC..........................................         65
    9,846    - QWEST COMMUNICATIONS INTERNATIONAL, INC.......................................        326
    2,600    - RCN CORP......................................................................        108
  146,596      SBC COMMUNICATIONS, INC.......................................................      8,503
    3,200    - SKYTEL COMMUNICATIONS, INC....................................................         67
    2,400    - SMARTALK TELESERVICES, INC....................................................          0
   47,900      SPRINT CORP (FON GROUP).......................................................      2,530
   23,250    - SPRINT CORP (PCS GROUP).......................................................      1,328
      700    - STAR TELECOMMUNICATIONS, INC..................................................          5
    4,800    - TALK.COM, INC.................................................................         54
    3,500      TCA CABLE TV, INC.............................................................        194
    9,880    - TCI SATELLITE ENTERTAINMENT (CLASS A).........................................         29
    2,003      TELEPHONE & DATA SYSTEMS, INC.................................................        146
      900    - TELIGENT, INC.................................................................         54
    1,900    - TV GUIDE, INC.................................................................         70
      600    - U.S. LEC CORP (CLASS A).......................................................         14
    2,900    - U.S. SATELLITE BROADCASTING, INC (CLASS A)....................................         53
   36,811      U.S. WEST, INC................................................................      2,163
    5,750    - U.S.A. NETWORKS, INC..........................................................        231
    2,600    - UNITED INTERNATIONAL HOLDINGS, INC............................................        176
    2,200    - UNIVISION COMMUNICATIONS, INC.................................................        145
      600   X- USN COMMUNICATIONS, INC....................................................             0
    7,400    - VIACOM, INC (CLASS A).........................................................        327
   30,700    - VIACOM, INC (CLASS B).........................................................      1,351
   20,750    - VODAFONE GROUP PLC ADR........................................................      4,088
    5,200    - VOICESTREAM WIRELESS CORP.....................................................        148

                       See notes to financial statements.                     13

                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
 COMMUNICATIONS--(CONTINUED)
    3,200    - WAVO CORP.....................................................................  $      20
    7,000    - WESTERN WIRELESS CORP (CLASS A)...............................................        189
    3,100    - WINSTAR COMMUNICATIONS, INC...................................................        151
      700    - YOUNG BROADCASTING, INC (CLASS A).............................................         30
                                                                                               ---------
                                                                                                 108,916
                                                                                               ---------
 DEPOSITORY INSTITUTIONS--8.04%
    4,700      AMCORE FINANCIAL, INC.........................................................        108
   18,412      AMSOUTH BANCORP...............................................................        427
    9,140      ASSOCIATED BANC-CORP..........................................................        379
    4,645      ASTORIA FINANCIAL CORP........................................................        204
    1,000      BANCFIRST OHIO CORP...........................................................         25
    7,500      BANCORPSOUTH, INC.............................................................        136
    3,800      BANCWEST CORP.................................................................        141
  130,895      BANK OF AMERICA CORP..........................................................      9,596
   47,400      BANK OF NEW YORK CO, INC......................................................      1,739
   88,633      BANK ONE CORP.................................................................      5,279
    3,300    - BANK PLUS CORP................................................................         18
    2,800      BANK UNITED CORP (CLASS A)....................................................        113
      800      BANKATLANTIC BANCORP, INC (CLASS B)...........................................          7
   21,070      BANKBOSTON CORP...............................................................      1,077
    2,800      BANKNORTH GROUP, INC..........................................................         92
    1,100    - BANKUNITED FINANCIAL CORP (CLASS A)...........................................         11
    3,300      BAY VIEW CAPITAL CORP.........................................................         68
   17,748      BB&T CORP.....................................................................        651
    2,090      BRENTON BANKS, INC............................................................         32
      900      BROOKLINE BANCORP, INC........................................................         10
    1,000      BSB BANCORP, INC..............................................................         27
    1,300      BT FINANCIAL CORP.............................................................         32
      800      CATHAY BANCORP, INC...........................................................         34
    4,700      CCB FINANCIAL CORP............................................................        249
      440    - CENTENNIAL BANCORP............................................................          6
    1,100      XCENTURA BANKS, INC...........................................................         62
   18,122      CHARTER ONE FINANCIAL, INC....................................................        504
   65,640      CHASE MANHATTAN CORP..........................................................      5,686
      500      CHEMICAL FINANCIAL CORP.......................................................         17
    2,400      CHITTENDEN CORP...............................................................         75
    2,000      CITIZENS BANKING CORP (MICHIGAN)..............................................         60
       88      CITY HOLDINGS CO..............................................................          3
    5,700      CITY NATIONAL CORP............................................................        213
      300    - CNB BANCSHARES, INC...........................................................         17
    3,900      COLONIAL BANCGROUP, INC.......................................................         54
   12,500      COMERICA, INC.................................................................        743
    5,738      COMMERCE BANCSHARES, INC......................................................        231
       50      COMMERCIAL FEDERAL CORP.......................................................          1
    1,200      COMMUNITY BANK SYSTEM, INC....................................................         30
    6,800      COMMUNITY FIRST BANKSHARES, INC...............................................        162
    1,540      COMMUNITY TRUST BANCORP, INC..................................................         36
    8,550      COMPASS BANCSHARES, INC.......................................................        233
    6,962    - CONCORD EFS, INC..............................................................        295
      400      CORUS BANKSHARES, INC.........................................................         13
    8,800      CULLEN FROST BANKERS, INC.....................................................        243
   10,200      DIME BANCORP, INC.............................................................        205
    2,000      DIME COMMUNITY BANCORP, INC...................................................         47
      330      DOWNEY FINANCIAL CORP.........................................................          7
      400      F & M BANCORP, INC (WISCONSIN)................................................         15
      600      FARMERS CAPITAL BANK CORP.....................................................         21
   13,850      FIFTH THIRD BANCORP...........................................................        922
    4,002      FIRST AMERICAN CORP...........................................................        166
      300      FIRST BANCORP (PUERTO RICO)...................................................          7
    1,200      FIRST CHARTER CORP............................................................         30
      100      FIRST CITIZENS BANCSHARES, INC (CLASS A)......................................          8
      500      FIRST COMMERCE BANCSHARES, INC................................................         12
      101    - FIRST FINANCIAL BANCORP.......................................................          2
    1,500      FIRST INDIANA CORP............................................................         32


                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
      200      FIRST LIBERTY FINANCIAL CORP..................................................  $       6
      200    - FIRST REPUBLIC BANK...........................................................          6
   11,300      FIRST SECURITY CORP...........................................................        308
      400      FIRST SENTINEL BANCORP, INC...................................................          4
    6,500      FIRST TENNESSEE NATIONAL CORP.................................................        249
   69,769      FIRST UNION CORP..............................................................      3,279
    3,300      FIRST VIRGINIA BANKS, INC.....................................................        162
    1,500      FIRST WASHINGTON BANCORP, INC.................................................         30
      300      FIRST WESTERN BANCORP, INC....................................................         10
   49,620      FIRSTAR CORP..................................................................      1,389
    1,200    - FIRSTFED FINANCIAL CORP.......................................................         23
    2,500      FIRSTMERIT CORP...............................................................         70
   49,334      FLEET FINANCIAL GROUP, INC....................................................      2,189
      800      FRONTIER FINANCIAL CORP.......................................................         20
    9,099      FULTON FINANCIAL CORP.........................................................        188
      800      GBC BANCORP...................................................................         16
      500    - GOLD BANC CORP, INC...........................................................          7
   12,100    - GOLDEN STATE BANCORP, INC.....................................................        266
    3,400    - GOLDEN STATE BANCORP, INC WTS 01/01/01........................................          4
    6,700      GOLDEN WEST FINANCIAL CORP....................................................        657
    1,500      GRAND PREMIER FINANCIAL, INC..................................................         19
    7,300      GREENPOINT FINANCIAL CORP.....................................................        240
    1,200    - HAMILTON BANCORP, INC.........................................................         29
    1,000      HANCOCK HOLDINGS CO...........................................................         45
    1,200      HARRIS FINANCIAL, INC.........................................................         13
   12,600      HIBERNIA CORP (CLASS A).......................................................        198
    5,502      HUDSON UNITED BANCORP.........................................................        168
   14,930      HUNTINGTON BANCSHARES, INC....................................................        523
    4,340    - IMPERIAL BANCORP..............................................................         86
    8,900      INDEPENDENCE COMMUNITY BANK CORP..............................................        120
    1,800      INDEPENDENT BANK CORP.........................................................         28
      250      INTERWEST BANCORP, INC........................................................          6
      500      IRWIN FINANCIAL CORP..........................................................         10
    1,200      JSB FINANCIAL, INC............................................................         61
   33,160      KEYCORP.......................................................................      1,065
       50      KEYSTONE FINANCIAL, INC.......................................................          1
    1,000    - LOCAL FINANCIAL CORP..........................................................         10
      358      M & T BANK CORP...............................................................        197
       75      MAF BANCORP, INC..............................................................          2
    6,759      MARSHALL & ILSLEY CORP........................................................        435
   51,255      MBNA CORP.....................................................................      1,570
   34,200      MELLON BANK CORP..............................................................      1,244
    7,991      MERCANTILE BANCORP, INC.......................................................        456
    1,855      MERCANTILE BANKSHARES CORP....................................................         66
      300      MERCHANTS NEW YORK BANCORP, INC...............................................         10
      600      MID-AMERICA BANCORP...........................................................         15
   13,300      MORGAN (J.P.) & CO, INC.......................................................      1,869
    2,200      NATIONAL BANCORP OF ALASKA, INC...............................................         58
   23,803      NATIONAL CITY CORP............................................................      1,559
    1,500      NATIONAL COMMERCE BANCORP.....................................................         33
    1,100    - NATIONAL PROCESSING, INC......................................................         11
   14,448      NORTH FORK BANCORP, INC.......................................................        308
    4,900      NORTHERN TRUST CORP...........................................................        475
    2,100      OCEAN FINANCIAL CORP..........................................................         38
    3,100    - OCWEN ASSET INVESTMENT........................................................         14
    5,450      OLD KENT FINANCIAL CORP.......................................................        228
    2,193      OLD NATIONAL BANCORP..........................................................         66
      193      ONE VALLEY BANCORP, INC.......................................................          7
    1,100      PACIFIC CAPITAL BANCORP.......................................................         35
   11,700      PACIFIC CENTURY FINANCIAL CORP................................................        252
      900      PARK NATIONAL CORP............................................................         90
    3,400      PEOPLES BANCORP, INC..........................................................         34
    1,968      PEOPLES HERITAGE FINANCIAL GROUP, INC.........................................         37
    2,700    - PFF BANCORP, INC..............................................................         51
   25,250      PNC BANK CORP.................................................................      1,455

14                     See notes to financial statements.

                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
 DEPOSITORY INSTITUTIONS--(CONTINUED)
   15,054      POPULAR, INC..................................................................  $     456
      200    - PRIME BANCSHARES, INC.........................................................          4
      400    - PROVIDENT BANKSHARES CORP.....................................................          9
    4,200      PROVIDENT FINANCIAL GROUP.....................................................        184
   11,600      PROVIDIAN FINANCIAL CORP......................................................      1,085
       50      QUEENS COUNTY BANCORP, INC....................................................          2
   15,459      REGIONS FINANCIAL CORP........................................................        594
      400      RELIANCE BANCORP, INC.........................................................         11
    5,202      REPUBLIC BANCORP, INC.........................................................         79
    9,100      REPUBLIC NEW YORK CORP........................................................        621
      900      REPUBLIC SECURITY FINANCIAL CORP..............................................          8
      200      RICHMOND COUNTY FINANCIAL CORP................................................          4
    1,500      RIGGS NATIONAL CORP...........................................................         31
    5,600      ROSLYN BANCORP, INC...........................................................         96
      100      S & T BANCORP, INC............................................................          3
      800      SANDY SPRING BANCORP, INC.....................................................         22
    2,000    - SILICON VALLEY BANCSHARES.....................................................         50
    7,400      SKY FINANCIAL GROUP, INC......................................................        202
   11,250      SOUTHTRUST CORP...............................................................        432
    5,340      SOVEREIGN BANCORP, INC........................................................         65
       75      ST. PAUL BANCORP, INC.........................................................          2
    9,800      STATE STREET CORP.............................................................        837
    3,300      STATEN ISLAND BANCORP, INC....................................................         59
    1,000      STERLING BANCORP..............................................................         19
      100      STERLING BANCSHARES, INC......................................................          1
      500      STERLING FINANCIAL CORP.......................................................         17
   15,667      SUMMIT BANCORP................................................................        655
   19,962      SUNTRUST BANKS, INC...........................................................      1,386
    6,350      SUSQUEHANNA BANCSHARES, INC...................................................        112
    9,000      SYNOVUS FINANCIAL CORP........................................................        179
    8,800      TCF FINANCIAL CORP............................................................        245
    2,500      TEXAS REGIONAL BANCSHARES, INC (CLASS A)......................................         68
    2,400      TRUST CO OF NEW JERSEY........................................................         56
    7,600      TRUSTMARK CORP................................................................        174
   53,836      U.S. BANCORP..................................................................      1,830
    2,500      U.S. TRUST CORP...............................................................        231
    2,500      UMB FINANCIAL CORP............................................................        107
   14,750      UNION PLANTERS CORP...........................................................        659
    5,900      UNIONBANCAL CORP..............................................................        213
    1,600      UST CORP......................................................................         48
    6,922      VALLEY NATIONAL BANCORP.......................................................        199
   13,736      WACHOVIA CORP.................................................................      1,175
    9,342      WASHINGTON FEDERAL, INC.......................................................        210
   47,108      WASHINGTON MUTUAL, INC........................................................      1,666
      700      WASHINGTON TRUST BANCORP, INC.................................................         13
    5,100      WEBSTER FINANCIAL CORP........................................................        138
  118,440      WELLS FARGO CO................................................................      5,063
      300      WESBANCO, INC.................................................................          9
    2,400      WEST COAST BANCORP (OREGON)...................................................         42
    1,100      WESTAMERICA BANCORP...........................................................         40
      900      WESTERNBANK PUERTO RICO.......................................................         12
    1,400      WHITNEY HOLDINGS CORP.........................................................         56
      600      XWILSHIRE FINANCIAL SERVICES, INC.............................................          0
    4,200      ZIONS BANCORP.................................................................        267
                                                                                               ---------
                                                                                                  72,479
                                                                                               ---------
 EATING AND DRINKING PLACES--0.82%
    4,100    - APPLEBEES INTERNATIONAL, INC..................................................        124
    7,100      BOB EVANS FARMS, INC..........................................................        141
    8,300   X- BOSTON CHICKEN, INC........................................................             5
    6,500    - BRINKER INTERNATIONAL, INC....................................................        177
    2,100      CBRL GROUP, INC...............................................................         36
    2,900    - CEC ENTERTAINMENT, INC........................................................        123
    2,000      CKE RESTAURANTS, INC..........................................................         33
   12,400      DARDEN RESTAURANTS, INC.......................................................        270


                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
    2,000    - DAVE & BUSTERS, INC...........................................................  $      58
    5,200    - FOODMAKER, INC................................................................        148
    7,149      HOST MARRIOTT CORP (NEW)......................................................         85
    2,800    - IHOP CORP (NEW)...............................................................         67
    1,400    - LANDRYS SEAFOOD RESTAURANTS, INC..............................................         11
    4,800    - LONE STAR STEAKHOUSE & SALOON, INC............................................         47
    3,900      LUBYS, INC....................................................................         59
   15,500      MARRIOTT INTERNATIONAL (CLASS A)..............................................        579
   95,200      MCDONALD'S CORP...............................................................      3,933
       66      MORRISON HEALTH CARE, INC.....................................................          2
    1,200    - NPC INTERNATIONAL, INC........................................................         18
    3,950    - OUTBACK STEAKHOUSE, INC.......................................................        155
      900    - PAPA JOHNS INTERNATIONAL, INC.................................................         40
    1,900    - PLANET HOLLYWOOD, INC (CLASS A)...............................................          1
       50    - RAINFOREST CAFE, INC..........................................................          0
    5,200      RUBY TUESDAY, INC.............................................................         99
    6,300    - RYANS FAMILY STEAK HOUSES, INC................................................         73
    3,200    - SONIC CORP....................................................................        104
    1,000    - THE CHEESECAKE FACTORY CO.....................................................         31
   10,940    - TRICON GLOBAL RESTAURANTS, INC................................................        592
    1,460    - U.S. FOODSERVICE, INC.........................................................         62
    4,300      VIAD CORP.....................................................................        133
    7,100      WENDYS INTERNATIONAL, INC.....................................................        201
                                                                                               ---------
                                                                                                   7,407
                                                                                               ---------
 EDUCATIONAL SERVICES--0.04%
    1,900    - APOLLO GROUP, INC (CLASS A)...................................................         50
    4,500    - DEVRY, INC....................................................................        101
    3,000    - EDUCATION MANAGEMENT CORP.....................................................         62
      800    - LEARNING TREE INTERNATIONAL, INC..............................................          9
    3,550    - SYLVAN LEARNING SYSTEMS, INC..................................................         97
                                                                                               ---------
                                                                                                     319
                                                                                               ---------
 ELECTRIC, GAS, AND SANITARY SERVICES--3.66%
    7,400    - AES CORP......................................................................        430
    7,100      AGL RESOURCES, INC............................................................        131
   16,600      ALLEGHENY ENERGY, INC.........................................................        532
    2,800      ALLIANT ENERGY CORP...........................................................         79
   10,400    - ALLIED WASTE INDUSTRIES, INC..................................................        205
   13,260      AMEREN CORP...................................................................        509
   12,700      AMERICAN ELECTRIC POWER CO, INC...............................................        477
      300      AMERICAN WATER WORKS CO, INC..................................................          9
   17,400    - AQUA ALLIANCE, INC............................................................         17
    1,040      ATMOS ENERGY CORP.............................................................         26
    4,100      AVISTA CORP...................................................................         67
    2,400      BEC ENERGY....................................................................         99
    3,300      BLACK HILLS CORP..............................................................         76
   11,400      BROWNING FERRIS INDUSTRIES, INC...............................................        490
      700    - CALIFORNIA WATER SERVICE GROUP................................................         18
    1,500    - CALPINE CORP..................................................................         81
   10,300      CAROLINA POWER & LIGHT CO.....................................................        441
    1,100    - CASELLA WASTE SYSTEMS, INC (CLASS A)..........................................         29
   23,200      CENTRAL & SOUTH WEST CORP.....................................................        542
    1,300      CENTRAL HUDSON GAS & ELECTRIC CORP............................................         55
      100      CILCORP, INC..................................................................          6
   16,800      CINERGY CORP..................................................................        538
    1,580    - CITIZENS UTILITIES CO (CLASS B)...............................................         18
    2,026      CMP GROUP, INC................................................................         53
    5,300      CMS ENERGY CORP...............................................................        222
   17,000      COASTAL CORP..................................................................        680
    7,800      COLUMBIA ENERGY GROUP.........................................................        489
      100      COMMONWEALTH ENERGY SYSTEM CO.................................................          4
   15,425      CONECTIV, INC.................................................................        377
      537      CONECTIV, INC (CLASS A).......................................................         23
      500      CONNECTICUT ENERGY CORP.......................................................         19
   12,400      CONSOLIDATED EDISON CO OF N.Y., INC...........................................        561

                       See notes to financial statements.                     15

                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
 ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
    9,200      CONSOLIDATED NATURAL GAS CO...................................................  $     559
   18,800      CONSTELLATION ENERGY GROUP....................................................        557
   13,100      DOMINION RESOURCES, INC.......................................................        567
    3,500      DPL, INC......................................................................         64
      300      DQE, INC......................................................................         12
   16,100      DTE ENERGY CO.................................................................        644
   24,633      DUKE ENERGY CORP..............................................................      1,339
    1,600      EASTERN ENTERPRISES CO........................................................         64
   29,300      EDISON INTERNATIONAL CO.......................................................        784
    8,302      EL PASO ENERGY CORP...........................................................        292
    4,400      ENERGEN CORP..................................................................         82
    5,400      ENERGY EAST CORP..............................................................        140
   12,300      ENTERGY CORP..................................................................        384
    5,700      EQUITABLE RESOURCES, INC......................................................        215
   21,602      FIRSTENERGY CORP..............................................................        670
   10,300      FLORIDA PROGRESS CORP.........................................................        426
    9,700      FPL GROUP, INC................................................................        530
   16,300      GPU, INC......................................................................        688
    1,600      HAWAIIAN ELECTRIC INDUSTRIES, INC.............................................         57
    4,600      IDACORP, INC..................................................................        145
    1,600    - ILLINOVA CORP.................................................................         44
    5,133      INDIANA ENERGY, INC...........................................................        109
   10,500      KANSAS CITY POWER & LIGHT CO..................................................        268
   11,000    - KELLEY OIL & GAS CORP.........................................................          2
    3,400    - KEYSPAN CORP..................................................................         90
    3,000      LACLEDE GAS CO................................................................         70
   18,100      LOUISVILLE GAS & ELECTRIC ENERGY CORP.........................................        380
    6,000      MCN ENERGY GROUP, INC.........................................................        125
    5,900      MDU RESOURCES GROUP, INC......................................................        135
    2,500    - MIDAMERICAN ENERGY HOLDINGS CO................................................         87
    6,100      X- MOLTEN METAL TECHNOLOGY, INC...............................................          0
    1,100      MONTANA POWER CO..............................................................         78
    6,700      NATIONAL FUEL GAS CO..........................................................        325
      100      NEVADA POWER CO...............................................................          3
   11,985      NEW CENTURY ENERGIES, INC.....................................................        465
      400      NEW JERSEY RESOURCES CORP.....................................................         15
    8,400    - NIAGARA MOHWAK HOLDINGS, INC..................................................        135
    8,200      NICOR, INC....................................................................        312
    2,400    - NISOURCE, INC.................................................................         62
    3,200    - NORTHEAST UTILITIES CO........................................................         57
   18,500      NORTHERN STATES POWER CO......................................................        447
      150      NORTHWEST NATURAL GAS CO......................................................          4
    2,900      NORTHWESTERN CORP.............................................................         70
    2,200      NUI CORP......................................................................         55
   13,700      OGE ENERGY CORP...............................................................        325
    1,980      ONEOK, INC....................................................................         63
    2,800      ORANGE & ROCKLAND UTILITY, INC................................................        164
      500      OTTER TAIL POWER CO...........................................................         19
      500      PACIFICORP....................................................................          9
   21,300      PECO ENERGY CO................................................................        892
    5,100      PEOPLES ENERGY CORP...........................................................        192
   27,429      PG&E CORP.....................................................................        891
       99      PIEDMONT NATURAL GAS CO, INC..................................................          3
    6,300      PINNACLE WEST CAPITAL CORP....................................................        254
      600      POTOMAC ELECTRIC POWER CO.....................................................         18
   17,394      PP&L RESOURCES, INC...........................................................        535
    3,200      PUBLIC SERVICE CO OF NEW MEXICO...............................................         64
   14,600      PUBLIC SERVICE ENTERPRISE GROUP, INC..........................................        597
   10,178      PUGET SOUND ENERGY, INC.......................................................        244
   12,800      QUESTAR CORP..................................................................        245
   28,203      RELIANT ENERGY, INC...........................................................        779
    6,300      ROCHESTER GAS & ELECTRIC CORP.................................................        167
    7,600      SCANA CORP....................................................................        178
   32,118      SEMPRA ENERGY.................................................................        727


                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
    5,800      SONAT, INC....................................................................  $     192
    1,300      SOUTH JERSEY INDUSTRIES, INC..................................................         37
   44,700      SOUTHERN CO...................................................................      1,185
      700    - SOUTHWESTERN ENERGY CO........................................................          7
    1,100    - SUPERIOR SERVICES, INC........................................................         29
   16,400      TECO ENERGY, INC..............................................................        373
   29,767      TEXAS UTILITIES CO............................................................      1,228
    1,500      TNP ENTERPRISES, INC..........................................................         54
    5,637      UGI CORP......................................................................        114
   11,700      UNICOM CORP...................................................................        451
    1,200    - UNISOURCE ENERGY CORP HOLDINGS CO.............................................         14
      800      UNITED ILLUMINATING CO........................................................         34
   12,305      UTILICORP UNITED, INC.........................................................        299
    3,800      WASHINGTON GAS LIGHT CO.......................................................         99
   40,934    - WASTE MANAGEMENT, INC.........................................................      2,200
    3,700      WESTERN GAS RESOURCES, INC....................................................         59
    4,300      WESTERN RESOURCES, INC........................................................        114
      800      WICOR, INC....................................................................         22
   27,329      WILLIAMS COS, INC.............................................................      1,163
    2,800      WISCONSIN ENERGY CORP.........................................................         70
      300      WPS RESOURCES CORP............................................................          9
      100      YANKEE ENERGY SYSTEMS, INC....................................................          4
                                                                                               ---------
                                                                                                  32,983
                                                                                               ---------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--8.08%
    1,000    - AAVID THERMAL TECHNOLOGIES, INC...............................................         23
      900    - ACTEL CORP....................................................................         13
   10,400    - ADC TELECOMMUNICATIONS, INC...................................................        474
    1,400    - ADTRAN, INC...................................................................         51
      600    - ADVANCED ENERGY INDUSTRIES, INC...............................................         24
    4,000    - ADVANCED FIBRE COMMUNICATIONS.................................................         63
    1,500    - ADVANCED LIGHTING TECHNOLOGIES, INC...........................................         14
    8,600    - ADVANCED MICRO DEVICES, INC...................................................        155
    7,608      ALLEGHENY TELEDYNE, INC.......................................................        172
      800    - ALLEN TELECOM, INC............................................................          9
   14,400    - ALTERA CORP...................................................................        530
   10,600    - AMERICAN POWER CONVERSION CORP................................................        213
    7,400    - AMERICAN TOWER SYSTEMS (CLASS A)..............................................        178
    5,500      AMETEK, INC...................................................................        127
    4,700    - AMKOR TECHNOLOGY, INC.........................................................         48
      800    - AMPHENOL CORP (CLASS A).......................................................         32
   12,200    - ANALOG DEVICES, INC...........................................................        612
    9,175    - ANDREW CORP...................................................................        174
    1,500    - ANTEC CORP....................................................................         48
      800    - APPLIED MAGNETICS CORP........................................................          2
    1,200    - APPLIED MICRO CIRCUITS CORP...................................................         99
    4,000    - ARTESYN TECHNOLOGIES, INC.....................................................         89
    3,900    - ASPECT TELECOMMUNICATIONS CORP................................................         38
    6,400    - ATMEL CORP....................................................................        168
      300    - AVX CORP......................................................................          7
      466      BALDOR ELECTRIC CO............................................................          9
      600    - BENCHMARK ELECTRONICS, INC....................................................         22
    4,700      BMC INDUSTRIES, INC...........................................................         48
      700    - BROADCOM CORP (CLASS A).......................................................        101
      450    - BURR BROWN CORP...............................................................         16
    1,100      C&D TECHNOLOGIES, INC.........................................................         34
    5,200    - CELLNET DATA SYSTEMS, INC.....................................................         47
    1,100    - CHECKPOINT SYSTEMS, INC.......................................................         10
    8,300    - CIENA CORP....................................................................        251
    5,000    - COMMSCOPE, INC................................................................        154
    5,212    - COMVERSE TECHNOLOGY, INC......................................................        394
    6,000    - CONEXANT SYSTEMS, INC.........................................................        348
    4,800      COOPER INDUSTRIES, INC........................................................        250
    1,500      CTS CORP......................................................................        105
    7,300    - CYPRESS SEMICONDUCTOR CORP....................................................        120
    2,500      DALLAS SEMICONDUCTOR CORP.....................................................        126

16                     See notes to financial statements.

                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
    3,600    - DIGITAL MICROWAVE CORP........................................................  $      46
    3,500    - DII GROUP, INC................................................................        131
    2,400    - DSP COMMUNICATIONS, INC.......................................................         69
      600    - ECHOSTAR COMMUNICATIONS CORP (CLASS A)........................................         92
    1,400    - ELECTRO SCIENTIFIC INDUSTRIES, INC............................................         58
   28,300      EMERSON ELECTRIC CO...........................................................      1,779
      700    - EXCEL SWITCHING CORP..........................................................         21
      400      EXIDE CORP....................................................................          6
    3,900    - GENERAL DATACOMM INDUSTRIES, INC..............................................         10
  236,900      GENERAL ELECTRIC CO...........................................................     26,770
    8,800    - GENERAL INSTRUMENT CORP.......................................................        374
       25    - GENERAL SEMICONDUCTOR, INC....................................................          0
   17,200   X- GEOTEK COMMUNICATIONS, INC.................................................             0
    4,925    - GLENAYRE TECHNOLOGIES, INC....................................................         18
    1,000    - HADCO CORP....................................................................         40
    2,235      HARMAN INTERNATIONAL INDUSTRIES, INC..........................................         98
    7,000      HARRIS CORP...................................................................        274
    1,000      HELIX TECHNOLOGY CORP.........................................................         24
    4,000    - HMT TECHNOLOGY CORP...........................................................         10
    1,200    - HOLOPHANE CORP................................................................         46
    3,100      HUBBELL, INC (CLASS B)........................................................        141
      500    - HUTCHINSON TECHNOLOGY, INC....................................................         14
      700      INNOVEX, INC..................................................................         10
   11,000    - INTEGRATED DEVICE TECHNOLOGY, INC.............................................        120
  245,000      INTEL CORP....................................................................     14,578
    1,300      INTER-TEL, INC................................................................         24
      500    - INTERDIGITAL COMMUNICATIONS CORP..............................................          2
      200    - INTERNATIONAL RECTIFIER CORP..................................................          3
      600    - ITI TECHNOLOGIES, INC.........................................................         14
    1,900    - ITRON, INC....................................................................         16
    3,200    - JABIL CIRCUIT, INC............................................................        144
    1,400    - KEMET CORP....................................................................         32
    3,800    - KOMAG, INC....................................................................         13
    1,000    - L-3 COMMINUCATIONS HOLDINGS, INC..............................................         48
    2,100    - LATTICE SEMICONDUCTOR CORP....................................................        131
    1,975    - LEVEL ONE COMMUNICATIONS, INC.................................................         97
   10,800      LINEAR TECHNOLOGY CO..........................................................        726
    3,100    - LITTLEFUSE, INC...............................................................         60
      300    - LO-JACK CORP..................................................................          3
   10,900    - LSI LOGIC CORP................................................................        503
    7,800    - MAXIM INTEGRATED PRODUCTS.....................................................        519
    5,400      MAYTAG CO.....................................................................        376
    2,900    - MEMC ELECTRONIC MATERIALS, INC................................................         35
    1,600    - METHODE ELECTRONICS, INC (CLASS A)............................................         37
      800    - MICREL, INC...................................................................         59
    5,125    - MICROCHIP TECHNOLOGY, INC.....................................................        243
   14,400    - MICRON TECHNOLOGY, INC........................................................        581
    2,800    - MMC NETWORKS, INC.............................................................        125
    4,237      MOLEX, INC....................................................................        157
    1,200    - MOOG, INC (CLASS A)...........................................................         41
   45,600      MOTOROLA, INC.................................................................      4,321
      500    - MRV COMMUNICATIONS, INC.......................................................          7
      100      NATIONAL PRESTO INDUSTRIES, INC...............................................          4
   11,400    - NATIONAL SEMICONDUCTOR CORP...................................................        289
    6,600      NATIONAL SERVICE INDUSTRIES, INC..............................................        238
      900    - NATURAL MICROSYSTEMS CORP.....................................................          9
      900    - OAK INDUSTRIES, INC...........................................................         39
    6,300    - OAK TECHNOLOGY, INC...........................................................         23
    4,700    - P-COM, INC....................................................................         25
    2,100    - PAIRGAIN TECHNOLOGIES, INC....................................................         24
    1,500      PARK ELECTROCHEMICAL CORP.....................................................         43
      500    - PARKERVISION, INC.............................................................         18
      900    - PHOTRONICS, INC...............................................................         22
    1,600    - PICTURETEL CORP...............................................................         13


                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
    3,200      PITTWAY CORP (CLASS A)........................................................  $     109
      800    - PLANTRONICS, INC..............................................................         52
    1,800    - PLEXUS CORP...................................................................         54
    5,600    - PMC-SIERRA, INC...............................................................        330
    1,900    - POLYCOM, INC..................................................................         74
      700    - POWERWAVE TECHNOLOGIES, INC...................................................         23
    4,200    - PREMISYS COMMUNICATIONS, INC..................................................         31
    1,500    - QLOGIC CORP...................................................................        198
    9,200    - QUALCOMM, INC.................................................................      1,320
      800    - RAMBUS, INC...................................................................         74
    6,000      RAYCHEM CORP..................................................................        222
    1,900    - RAYOVAC CORP..................................................................         43
    3,400    - READ RITE CORP................................................................         21
      600    - RECOTON CORP..................................................................          5
      500    - REMEC, INC....................................................................          8
    6,500    - S3, INC.......................................................................         59
    3,700    - SANMINA CORP..................................................................        281
    1,500    - SAWTEK, INC...................................................................         69
    3,900    - SCI SYSTEMS, INC..............................................................        185
    6,300      SCIENTIFIC-ATLANTA, INC.......................................................        227
      400    - SCM MICROSYSTEMS, INC.........................................................         19
    2,000    - SDL, INC......................................................................        102
      900    - SEMTECH CORP..................................................................         47
    3,100    - SENSORMATIC ELECTRONICS CORP..................................................         43
      400    - SILICONIX, INC................................................................         14
    2,250    - SLI, INC......................................................................         61
   15,600    - SOLECTRON CORP................................................................      1,040
    2,600      STEWART & STEVENSON SERVICES, INC.............................................         40
   13,700    - SUNBEAM CORP..................................................................        109
    1,600      TECHNITROL, INC...............................................................         52
    2,900      TELEFLEX, INC.................................................................        126
   26,600    - TELLABS, INC..................................................................      1,797
   28,800      TEXAS INSTRUMENTS, INC........................................................      4,176
    7,799      THOMAS & BETTS CORP...........................................................        369
      500      THOMAS INDUSTRIES, INC........................................................         10
    4,600    - UCAR INTERNATIONAL, INC.......................................................        116
    3,000    - UNIPHASE CORP.................................................................        498
    1,900    - UNITRODE CORP.................................................................         55
      800    - VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATION....................................         14
    1,700    - VICOR CORP....................................................................         36
    7,000    - VISHAY INTERTECHNOLOGY, INC...................................................        147
    6,200    - VITESSE SEMICONDUCTOR CORP....................................................        418
    2,300    - WESTELL TECHNOLOGIES, INC (CLASS A)...........................................         16
    4,900      WHIRLPOOL CORP................................................................        363
      500      WOODWARD GOVERNOR CO..........................................................         13
    3,400    - WORLD ACCESS, INC.............................................................         48
   10,300    - XILINX, INC...................................................................        590
    1,300      X- ZENITH ELECTRONICS CORP....................................................          1
    1,000    - ZOLTEK COS, INC...............................................................          8
                                                                                               ---------
                                                                                                  72,904
                                                                                               ---------
 ENGINEERING AND MANAGEMENT SERVICES--0.20%
      700    - AHL SERVICES, INC.............................................................         17
      200      BLOUNT INTERNATIONAL, INC.....................................................          5
    4,200    - CATALYTICA, INC...............................................................         59
      100    - DATA TRANSMISSION NETWORK CORP................................................          3
    1,000    - DIAMOND TECHNOLOGY PARTNERS, INC (CLASS A)....................................         22
   10,600      DUN & BRADSTREET CORP.........................................................        376
    2,600      EG & G, INC...................................................................         93
    1,800    - F.Y.I., INC...................................................................         56
    2,700    - FIRST CONSULTING GROUP, INC...................................................         29
    3,800    - GARTNER GROUP, INC (CLASS A)..................................................         78
    1,600    - INCYTE PHARMACEUTICALS, INC...................................................         42
      200    - JACOBS ENGINEERING GROUP, INC.................................................          8
    1,000    - KENDLE INTERNATIONAL, INC.....................................................         16
      500    - LASON, INC....................................................................         25

                       See notes to financial statements.                     17

                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
 ENGINEERING AND MANAGEMENT SERVICES--(CONTINUED)
    1,400    - MAXIMUS, INC..................................................................  $      40
    3,200    - MEDAPHIS CORP.................................................................         18
      200    - META GROUP, INC...............................................................          3
    2,500    - METZLER GROUP, INC............................................................         69
   17,000      X- NEUROMEDICAL SYSTEMS, INC..................................................          1
    2,900    - NFO WORLDWIDE, INC............................................................         41
      300    - PHARMACEUTICAL PRODUCT DEVELOPMENT............................................          8
    5,697    - QUINTILES TRANSNATIONAL CORP..................................................        239
   15,600      SERVICEMASTER CO..............................................................        293
    2,700    - STAFF LEASING, INC............................................................         35
      400      STONE & WEBSTER, INC..........................................................         11
    1,000    - SUPERIOR CONSULTANT HOLDINGS CORP.............................................         25
    1,400      TEJON RANCH CO................................................................         35
      693    - TETRA TECH, INC...............................................................         11
    2,000    - URS CORP......................................................................         59
    2,100    - WHITTMAN HART, INC............................................................         67
                                                                                               ---------
                                                                                                   1,784
                                                                                               ---------
 FABRICATED METAL PRODUCTS--0.71%
      100    - ALLIANT TECHSYSTEMS, INC......................................................          9
    1,311      BALL CORP.....................................................................         55
    2,400      CHART INDUSTRIES, INC.........................................................         19
    5,900      CRANE CO......................................................................        185
   11,700      CROWN CORK & SEAL CO, INC.....................................................        333
   79,978      GILLETTE CO...................................................................      3,279
      900    - GULF ISLAND FABRICATION, INC..................................................         11
    4,000      HARSCO CORP...................................................................        128
    2,200      MARK IV INDUSTRIES, INC.......................................................         46
   26,000      MASCO CORP....................................................................        751
    1,900    - METALS U.S.A., INC............................................................         24
      600    - NCI BUILDING SYSTEMS, INC.....................................................         13
      300    - NORTEK, INC...................................................................          9
    7,300      PARKER-HANNIFIN CORP..........................................................        334
    1,000      PRIMEX TECHNOLOGIES, INC......................................................         22
    9,800      ROCKWELL INTERNATIONAL CORP...................................................        595
    3,900    - ROHN INDUSTRIES, INC..........................................................          5
    1,000    - SHAW GROUP, INC...............................................................         16
      600    - SIMPSON MANUFACTURING CO, INC.................................................         29
    7,400      SNAP-ON, INC..................................................................        268
    1,300    - SPS TECHNOLOGIES, INC.........................................................         49
    3,600      STANLEY WORKS CO..............................................................        116
    5,100    - TOWER AUTOMOTIVE, INC.........................................................        130
    1,200    - WYMAN-GORDON CO...............................................................         23
                                                                                               ---------
                                                                                                   6,449
                                                                                               ---------
 FOOD AND KINDRED PRODUCTS--3.35%
    1,800    - AGRIBRANDS INTERNATIONAL, INC.................................................         71
    2,100    - AMERICAN ITALIAN PASTA CO (CLASS A)...........................................         64
   33,200      ANHEUSER BUSCH COS, INC.......................................................      2,355
   30,164      ARCHER DANIELS MIDLAND CO.....................................................        466
    2,200    - BERINGER WINE ESTATES HOLDINGS, INC (CLASS B).................................         92
   21,800      BESTFOODS, INC................................................................      1,079
    2,400    - BOSTON BEER CO, INC (CLASS A).................................................         19
    1,900      BROWN FORMAN, INC (CLASS B)...................................................        124
   12,900      CAMPBELL SOUP CO..............................................................        598
    1,200    - CANANDAIGUA BRANDS, INC (CLASS A).............................................         63
    5,500      CHIQUITA BRANDS INTERNATIONAL, INC............................................         50
  164,300      COCA COLA CO..................................................................     10,269
   18,500      COCA COLA ENTERPRISES, INC....................................................        550
   38,000      CONAGRA, INC..................................................................      1,012
    1,500      COORS (ADOLPH) CO (CLASS B)...................................................         74
    6,175      CORN PRODUCTS INTERNATIONAL, INC..............................................        188
    4,300      DEAN FOODS CO.................................................................        179
    6,000      DOLE FOOD, INC................................................................        176
      100      DREYERS GRAND ICE CREAM, INC..................................................          2


                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
    3,116      EARTHGRAINS CO................................................................  $      80
      100      FARMER BROTHERS CO............................................................         20
    7,750      FLOWERS INDUSTRIES, INC.......................................................        168
   10,407      GENERAL MILLS, INC............................................................        836
    1,100    - HAIN FOOD GROUP, INC..........................................................         23
   24,600      HEINZ (H.J.) CO...............................................................      1,233
    4,000      HERSHEY FOODS CORP............................................................        238
    5,200      HORMEL FOODS CORP.............................................................        209
    9,300      IBP, INC......................................................................        221
      200      IMPERIAL SUGAR CO.............................................................          1
    4,000    - INTERNATIONAL HOME FOODS, INC.................................................         74
    4,300      INTERSTATE BAKERIES CORP......................................................         96
    3,500    - KEEBLER FOODS CO..............................................................        106
   13,500      KELLOGG CO....................................................................        446
    4,450      LANCASTER COLONY CORP.........................................................        154
    3,600      LANCE, INC....................................................................         56
    5,400      MCCORMICK & CO, INC (NON-VOTE)................................................        170
   25,501      NABISCO GROUP HOLDINGS........................................................        499
    1,100      NABISCO HOLDINGS CORP (CLASS A)...............................................         48
  103,900      PEPSICO, INC..................................................................      4,020
      600      PILGRIMS PRIDE CORP (CLASS B).................................................         18
   10,000      QUAKER OATS CO................................................................        664
    1,200    - RALCORP HOLDINGS, INC.........................................................         19
   19,800      RALSTON PURINA CO.............................................................        603
      800      RIVIANA FOODS, INC............................................................         15
      300    - ROBERT MONDAVI CORP (CLASS A).................................................         11
   62,000      SARA LEE CORP.................................................................      1,407
    4,200    - SMITHFIELD FOODS, INC.........................................................        140
      200      SMUCKER, (J.M.) CO (CLASS A)..................................................          4
    3,000    - SUIZA FOODS CORP..............................................................        126
    2,200      TCBY ENTERPRISES, INC.........................................................         13
    4,496      TOOTSIE ROLL INDUSTRIES, INC..................................................        174
   17,700      TYSON FOODS, INC..............................................................        398
    8,400      UNIVERSAL FOODS CORP..........................................................        177
       80    - VLASIC FOODS INTERNATIONAL, INC...............................................          1
    8,500      WHITMAN CORP..................................................................        153
      200      WORTHINGTON FOODS, INC........................................................          3
    2,201      WRIGLEY (WM) JR CO............................................................        198
                                                                                               ---------
                                                                                                  30,253
                                                                                               ---------
 FOOD STORES--0.70%
   15,700    - 7-ELEVEN, INC.................................................................         35
   27,036      ALBERTSONS, INC...............................................................      1,394
       39   X- BRUNOS, INC................................................................             0
   31,100      FOOD LION, INC (CLASS B)......................................................        360
    3,400    - GENERAL NUTRITION COS, INC....................................................         79
    3,000      GREAT ATLANTIC & PACIFIC TEA CO, INC..........................................        101
    2,700      HANNAFORD BROTHERS, INC.......................................................        144
   57,608    - KROGER CO.....................................................................      1,609
    1,600      RUDDICK CORP..................................................................         32
   36,004    - SAFEWAY, INC..................................................................      1,782
   11,000    - STARBUCKS CORP................................................................        413
    1,900      WEIS MARKETS, INC.............................................................         74
      700    - WHOLE FOODS MARKET, INC.......................................................         34
    1,700    - WILD OATS MARKETS, INC........................................................         52
    4,500      WINN DIXIE STORES, INC........................................................        166
                                                                                               ---------
                                                                                                   6,275
                                                                                               ---------
 FORESTRY--0.01%
    2,400      GEORGIA-PACIFIC CORP (TIMBER GROUP)...........................................         61
    1,000      RAYONIER, INC.................................................................         50
                                                                                               ---------
                                                                                                     111
                                                                                               ---------
 FURNITURE AND FIXTURES--0.25%
      800    - BUSH INDUSTRIES, INC (CLASS A)................................................         13
    3,600      ETHAN ALLEN INTERIORS, INC....................................................        136
    4,200    - FURNITURE BRANDS INTERNATIONAL, INC...........................................        117

18                     See notes to financial statements.

                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
 FURNITURE AND FIXTURES--(CONTINUED)
    5,600      HON INDUSTRIES, INC...........................................................  $     163
    5,800      KIMBALL INTERNATIONAL, INC (CLASS B)..........................................         98
    1,200    - KNOLL, INC....................................................................         32
    2,000      LA-Z-BOY, INC.................................................................         46
    5,900    - LEAR CORP.....................................................................        294
   11,500      LEGGETT & PLATT, INC..........................................................        320
    6,400      MILLER (HERMAN), INC..........................................................        134
   14,500      NEWELL RUBBERMAID, INC........................................................        674
    2,800    - OSULLIVAN INDUSTRIES HOLDINGS, INC............................................         48
    1,500      STEELCASE, INC................................................................         30
   10,850      U.S. INDUSTRIES, INC..........................................................        184
                                                                                               ---------
                                                                                                   2,289
                                                                                               ---------
 FURNITURE AND HOMEFURNISHINGS STORES--0.33%
    8,800    - BED BATH & BEYOND, INC........................................................        339
   11,700    - BEST BUY, INC.................................................................        790
    2,279    - CDNOW, INC....................................................................         40
    6,700      CIRCUIT CITY STORES-CIRCUIT CITY GROUP........................................        623
    3,200    - COMPUSA, INC..................................................................         24
    1,300    - GUITAR CENTER, INC............................................................         14
    1,400      HAVERTY FURNITURE COS, INC....................................................         49
    3,500      HEILIG MEYERS CO..............................................................         24
    3,600    - LINENS N THINGS, INC..........................................................        158
    4,500    - MUSICLAND STORES CORP.........................................................         40
    8,000      PIER 1 IMPORTS, INC...........................................................         90
   13,800      TANDY CORP....................................................................        674
    2,550    - TRANS WORLD ENTERTAINMENT CORP................................................         29
    1,800    - WILLIAMS-SONOMA, INC..........................................................         63
                                                                                               ---------
                                                                                                   2,957
                                                                                               ---------
 GENERAL BUILDING CONTRACTORS--0.09%
    8,200      CENTEX CORP...................................................................        308
      300    - CROSSMAN COMMUNITIES, INC.....................................................          9
    2,100      HILLENBRAND INDUSTRIES, INC...................................................         91
    4,300      HORTON (D.R.), INC............................................................         71
    1,400      KAUFMAN & BROAD HOME CORP.....................................................         35
    1,900      LENNAR CORP...................................................................         46
      500    - NVR, INC......................................................................         26
    3,200      PULTE CORP....................................................................         74
    2,200      RYLAND GROUP, INC.............................................................         65
    2,300      STANDARD-PACIFIC CORP.........................................................         30
    1,700    - TOLL BROTHERS, INC............................................................         36
      200    - WEBB (DEL) CORP...............................................................          5
                                                                                               ---------
                                                                                                     796
                                                                                               ---------
 GENERAL MERCHANDISE STORES--2.30%
    5,500    - BJS WHOLESALE CLUB, INC.......................................................        165
    2,400   X- CALDOR CORP................................................................             0
    6,900      CASEYS GENERAL STORES, INC....................................................        104
    5,900    - CONSOLIDATED STORES CORP......................................................        159
    2,100    - COST PLUS, INC................................................................         96
   14,900    - COSTCO COS, INC...............................................................      1,193
   30,400      DAYTON HUDSON CORP............................................................      1,976
    6,600      DILLARDS, INC (CLASS A).......................................................        232
   16,000      DOLLAR GENERAL CORP...........................................................        464
    5,050    - DOLLAR TREE STORES, INC.......................................................        222
    8,100      FAMILY DOLLAR STORES, INC.....................................................        194
   16,570    - FEDERATED DEPARTMENT STORES, INC..............................................        877
    2,400    - HARCOURT GENERAL, INC.........................................................        124
   39,000    - K MART CORP...................................................................        641
   11,300    - KOHLS CORP....................................................................        872
   22,100      MAY DEPARTMENT STORES CO......................................................        903
    5,600    - NEIMAN-MARCUS GROUP, INC......................................................        144
   14,345      PENNEY, (J.C.) CO, INC........................................................        697
    8,400    - SAKS, INC.....................................................................        243
   30,800      SEARS ROEBUCK & CO............................................................      1,373


                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
      900   X- SERVICE MERCHANDISE, INC...................................................  $          0
    3,000    - SHOPKO STORES, INC............................................................        109
      100    - VALUE CITY DEPARTMENT STORES, INC.............................................          1
    6,200    - VENATOR GROUP, INC............................................................         65
  204,300      WAL-MART STORES, INC..........................................................      9,857
                                                                                               ---------
                                                                                                  20,711
                                                                                               ---------
 HEALTH SERVICES--0.44%
      100    - ADVANCE PARADIGM, INC.........................................................          6
    1,800    - AMERICAN HOMEPATIENT, INC.....................................................          3
    2,600    - AMERIPATH, INC................................................................         22
    4,300    - APRIA HEALTHCARE GROUP, INC...................................................         73
   12,200    - BEVERLY ENTERPRISES, INC......................................................         98
    1,600    - CAREMATRIX CORP...............................................................         20
    1,700    - CENTENNIAL HEALTHCARE CORP....................................................          9
       50    - CLINTRIALS, INC...............................................................          0
   47,838      COLUMBIA/HCA HEALTHCARE CORP..................................................      1,091
    1,500    - CONCENTRA MANAGED CARE, INC...................................................         22
    5,500    - COVANCE, INC..................................................................        132
    5,000    - COVENTRY HEALTH CARE, INC.....................................................         55
      900    - ENZO BIOCHEMICAL, INC.........................................................          9
    4,400    - EXPRESS SCRIPTS, INC..........................................................        265
    1,400   X- FPA MEDICAL MANAGEMENT, INC................................................             0
    4,100    - GENESIS HEALTH VENTURES, INC..................................................         12
    3,000    - HCR MANOR CARE................................................................         73
   13,800    - HEALTH MANAGEMENT ASSOCIATES, INC
                 (CLASS A) (NEW)..............................................................       155
    1,500    - HEALTHPLAN SERVICES CORP......................................................         10
   35,660    - HEALTHSOUTH CORP..............................................................        533
    4,800      HOOPER HOLMES, INC............................................................         98
       77    - INTEGRATED HEALTH SERVICES, INC...............................................          1
    2,400    - LABORATORY CORP OF AMERICA HOLDINGS...........................................          7
      260    - LABORATORY CORP OF AMERICA HOLDINGS
                 WTS 04/28/00.................................................................         0
       63    - LCA-VISION, INC...............................................................          1
    2,728    - LIFEPOINT HOSPITALS, INC......................................................         37
    5,300    - LINCARE HOLDINGS, INC.........................................................        133
      100    - LTC HEALTHCARE, INC...........................................................          0
    1,200    - MAGELLAN HEALTH SERVICES, INC.................................................         12
    4,900    - MARINER POST-ACUTE NETWORK, INC...............................................          2
    4,500    - MEDPARTNERS, INC..............................................................         34
    1,100    - NATIONAL HEALTHCARE CORP......................................................          9
   10,800    - NOVACARE, INC.................................................................         16
      500    - ORTHODONTIC CENTERS OF AMERICA, INC...........................................          7
      300    - PEDIATRIX MEDICAL GROUP, INC..................................................          6
    6,100    - PHYCOR, INC...................................................................         45
    6,600    - PHYSICIANS RESOURCE GROUP, INC................................................          7
    1,400    - PROVINCE HEALTHCARE CO........................................................         27
    5,262    - QUEST DIAGNOSTICS, INC........................................................        144
    8,550    - QUORUM HEALTH GROUP, INC......................................................        107
    2,250    - RENAL CARE GROUP, INC.........................................................         58
    1,700    - SUN HEALTHCARE GROUP, INC.....................................................          1
   19,325    - TENET HEALTHCARE CORP.........................................................        359
    4,500    - TOTAL RENAL CARE HOLDINGS, INC................................................         70
    2,728    - TRIAD HOSPITALS, INC..........................................................         37
      300    - UNITED PAYORS & UNITED PROVIDERS, INC.........................................          7
    2,200    - UNIVERSAL HEALTH SERVICES, INC................................................        105
    4,580    - US ONCOLOGY, INC..............................................................         55
                                                                                               ---------
                                                                                                   3,973
                                                                                               ---------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.05%
    1,300    - DYCOM INDUSTRIES, INC.........................................................         73
    6,100      FLUOR CORP....................................................................        247
      500      FOSTER WHEELER CORP...........................................................          7
      450      GRANITE CONSTRUCTION, INC.....................................................         13
    1,900    - INSITUFORM TECHNOLOGIES, INC (CLASS A)........................................         41

                       See notes to financial statements.                     19

                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--(CONTINUED)
    1,600    - MASTEC, INC...................................................................  $      45
    1,500    - MORRSION KNUDSEN CORP.........................................................         15
                                                                                               ---------
                                                                                                     441
                                                                                               ---------
 HOLDING AND OTHER INVESTMENT OFFICES--0.91%
    3,900    - AMB PROPERTY CORP.............................................................         92
      500    - AMERCO........................................................................         11
    1,800      AMLI RESIDENTIAL PROPERTIES TRUST.............................................         40
    8,245      APARTMENT INVESTMENT & MANAGEMENT CO..........................................        352
    9,200      ARCHSTONE COMMUNITIES TRUST...................................................        202
    1,200      AVALONBAY COMMUNITIES, INC....................................................         44
    3,900      BEDFORD PROPERTY INVESTORS, INC...............................................         70
    6,300      BERKSHIRE REALTY CO, INC......................................................         73
    8,700      BOSTON PROPERTIES, INC........................................................        312
    3,000      BOYKIN LODGING CO.............................................................         46
      582      BRADLEY REAL ESTATE, INC......................................................         12
    3,600      BRANDYWINE REALTY TRUST.......................................................         71
    7,800      CAMDEN PROPERTY TRUST.........................................................        216
    3,000      CAPITAL AUTOMOTIVE REIT.......................................................         40
    9,139      CAPSTEAD MORTGAGE CORP........................................................         50
   12,400      CARRAMERICA REALTY CORP.......................................................        310
      600      CENTERTRUST RETAIL PROPERTIES, INC............................................          7
    1,800      CHATEAU PROPERTIES, INC.......................................................         54
    1,300    - COAST FEDERAL LITIGATION CONTINGENT RTS.......................................          1
    4,200      COLONIAL PROPERTIES TRUST.....................................................        119
   13,900      CORNERSTONE PROPERTIES, INC...................................................        221
    4,358      COUSINS PROPERTIES, INC.......................................................        147
    7,100      CRESCENT REAL ESTATE EQUITIES CO..............................................        169
      400    - CRESECENT OPERATING, INC......................................................          3
    3,000      CROWN AMERICAN REALTY TRUST...................................................         22
       97      DUKE REALTY INVESTMENTS, INC..................................................          2
    3,179    - DYNEX CAPITAL, INC............................................................          6
    2,900      EASTGROUP PROPERTIES, INC.....................................................         58
    2,300      ENTERTAINMENT PROPERTIES TRUST................................................         41
      800      EQUITY INNS, INC..............................................................          7
   33,050      EQUITY OFFICE PROPERTIES TRUST................................................        847
   12,478      EQUITY RESIDENTIAL PROPERTIES TRUST CO........................................        562
    4,900      FEDERAL REALTY INVESTMENT TRUST...............................................        112
    8,600      FELCOR LODGING TRUST, INC.....................................................        178
    6,100      FIRST INDUSTRIAL REALTY TRUST, INC............................................        167
    2,380    - FIRST UNION REAL ESTATE INVESTMENTS...........................................         11
      100      GENERAL GROWTH PROPERTIES, INC................................................          4
    2,300      GLIMCHER REALTY TRUST.........................................................         37
    2,600      GREAT LAKES REIT, INC.........................................................         42
    1,200      HEALTH CARE PROPERTY INVESTORS, INC...........................................         35
      400      HIGHWOODS PROPERTIES, INC.....................................................         11
    1,200    - HOSPITALITY PROPERTIES TRUST..................................................         33
    4,500    - HRPT PROPERTIES TRUST.........................................................         69
    5,700      IMPERIAL CREDIT COMMERCIAL MORTGAGE
                 INVESTMENT CORP..............................................................        62
    5,724      INDYMAC MORTGAGE HOLDINGS, INC................................................         92
    3,400      INNKEEPERS U.S.A. TRUST.......................................................         34
    1,000      IRT PROPERTY CO...............................................................         10
      500      JDN REALTY CORP...............................................................         11
    4,500      KILROY REALTY CORP............................................................        110
    1,200    - KIMCO REALTY CORP.............................................................         47
    2,000      LASALLE HOTEL PROPERTIES......................................................         31
    2,000      LASER MORTGAGE MANAGEMENT, INC................................................          7
      500      LIBERTY PROPERTY TRUST CO.....................................................         12
    4,600      MACK-CALI REALTY CORP.........................................................        142
    2,799      MEDITRUST CORP................................................................         37
    3,800      MERISTAR HOSPITALITY CORP.....................................................         85
      285    - MERRY LAND PROPERTIES, INC....................................................          1
      205      MILLS CORP....................................................................          4
      300      NATIONAL GOLF PROPERTIES, INC.................................................          7


                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
    3,600      NATIONAL HEALTH INVESTORS, INC................................................  $      82
      695      NEW PLAN EXCEL REALTY TRUST...................................................         13
    2,700      PACIFIC GULF PROPERTIES, INC..................................................         61
      800      PARKWAY PROPERTIES, INC.......................................................         27
    1,800      PENNSYLVANIA REAL ESTATE INVESTMENT TRUST.....................................         38
      300      POST PROPERTIES, INC..........................................................         12
    6,800      PRENTISS PROPERTIES TRUST.....................................................        160
      700    - PRIME GROUP REALTY TRUST......................................................         12
    2,500      PRISON REALTY TRUST, INC......................................................         25
    1,810      PROLOGIS TRUST................................................................         37
    5,300      PUBLIC STORAGE, INC...........................................................        148
      900      REALTY INCOME CORP............................................................         21
    5,200      RECKSON ASSOCIATES REALTY CORP................................................        122
      700    - REDWOOD TRUST, INC............................................................         12
    3,900      RFS HOTEL INVESTORS, INC......................................................         49
    4,000      SHURGARD STORAGE CENTERS, INC.................................................        109
    7,200      SIMON PROPERTY GROUP, INC.....................................................        183
    1,400      SOVRAN SELF STORAGE, INC......................................................         38
    6,500      SPIEKER PROPERTIES, INC.......................................................        253
    3,400      STARWOOD FINANCIAL TRUST......................................................        211
    2,700      STORAGE U.S.A., INC...........................................................         86
      600      SUMMIT PROPERTIES, INC........................................................         12
      500    - SUN COMMUNITIES, INC..........................................................         18
    2,100      SUNSTONE HOTEL INVESTORS, INC.................................................         18
      900    - TANGER FACTORY OUTLET CENTERS, INC............................................         23
    3,792      THORNBURG MORTGAGE ASSET CORP.................................................         38
    2,500      TOWN & COUNTRY TRUST..........................................................         45
   10,027      UNITED DOMINION REALTY TRUST, INC.............................................        118
      841      VENTAS, INC...................................................................          5
    8,600      VORNADO REALTY TRUST..........................................................        304
      200      WALDEN RESIDENTIAL PROPERTIES, INC............................................          4
    6,000      WASHINGTON REAL ESTATE INVESTMENT TRUST.......................................        102
    1,600      WEEKS CORP....................................................................         49
    3,400      WEINGARTEN REALTY INVESTORS, INC..............................................        142
      600    - WELLSFORD REAL PROPERTIES, INC................................................          6
      700      WESTERN INVESTMENT REAL ESTATE TRUST..........................................          8
      900      WESTFIELD AMERICA, INC........................................................         14
                                                                                               ---------
                                                                                                   8,203
                                                                                               ---------
 HOTELS AND OTHER LODGING PLACES--0.31%
    6,600    - AZTAR CORP....................................................................         61
       50    - BRISTOL HOTELS & RESORTS, INC.................................................          0
   58,738    - CENDANT CORP..................................................................      1,204
    5,900    - CHOICE HOTELS INTERNATIONAL, INC..............................................        117
    1,900    - CRESTLINE CAPITAL CORP........................................................         32
    9,600    - EXTENDED STAY AMERICA, INC....................................................        115
    7,300      HILTON HOTELS CORP............................................................        104
       65    - INTERSTATE HOTELS CORP........................................................          0
    4,600    - LODGIAN, INC..................................................................         30
    5,800    - MANDALAY RESORT GROUP.........................................................        123
    1,900    - MERISTAR HOTELS & RESORTS, INC................................................          7
    1,400    - MGM GRAND, INC................................................................         69
   12,900    - PARK PLACE ENTERTAINMENT......................................................        125
    4,600    - PRIME HOSPITALITY CORP........................................................         55
    4,968    - PROMUS HOTEL CORP.............................................................        154
    4,600    - RED ROOF INNS, INC............................................................         83
   14,600      STARWOOD HOTELS & RESORTS WORLDWIDE...........................................        446
    1,300    - SUNTERRA CORP.................................................................         18
    1,300    - TRUMP HOTEL & CASINO RESORT, INC..............................................          6
      200    - VISTANA, INC..................................................................          3
    1,971    - WYNDHAM INTERNATIONAL, INC....................................................          9
                                                                                               ---------
                                                                                                   2,761
                                                                                               ---------
 INDUSTRIAL MACHINERY AND EQUIPMENT--7.75%
   26,642    - 3COM CORP.....................................................................        711
      300    - 3DFX INTERACTIVE, INC.........................................................          5

20                     See notes to financial statements.

                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
    8,400    - ADAPTEC, INC..................................................................  $     297
    5,200      AGCO CORP.....................................................................         59
    6,900    - AMERICAN STANDARD COS, INC....................................................        331
   11,200    - APPLE COMPUTER, INC...........................................................        519
   28,000    - APPLIED MATERIALS, INC........................................................      2,069
    1,800      APPLIED POWER, INC (CLASS A)..................................................         49
    2,200    - ASTEC INDUSTRIES, INC.........................................................         90
      500    - ATMI, INC.....................................................................         15
   19,315      BAKER HUGHES, INC.............................................................        647
      900    - BANCTEC, INC..................................................................         16
    2,300    - BELL & HOWELL CO..............................................................         87
    5,300      BLACK & DECKER CORP...........................................................        335
      900    - BLACK BOX CORP................................................................         45
    7,500      BRUNSWICK CORP................................................................        209
    3,400    - C-CUBE MICROSYSTEMS, INC......................................................        108
   10,600    - CABLETRON SYSTEMS, INC........................................................        138
    5,900      CASE CORP.....................................................................        284
   23,600      CATERPILLAR, INC..............................................................      1,416
    3,900    - CIRRUS LOGIC, INC.............................................................         35
  234,577    - CISCO SYSTEMS, INC............................................................     15,086
    5,100    - COLTEC INDUSTRIES, INC........................................................        111
    1,000      COLUMBUS MCKINNON CORP........................................................         24
  121,084      COMPAQ COMPUTER CORP..........................................................      2,868
    2,000    - COOPER CAMERON CORP...........................................................         74
    3,400      CUMMINS ENGINE CO, INC........................................................        194
    3,400    - CYLINK CORP...................................................................         13
    3,300    - DATA GENERAL CORP.............................................................         48
   14,900      DEERE & CO....................................................................        590
  153,186    - DELL COMPUTER CORP............................................................      5,668
    1,400      DETROIT DIESEL CORP...........................................................         34
    3,400    - DIAMOND MULTIMEDIA SYSTEMS, INC...............................................         14
    6,650      DIEBOLD, INC..................................................................        191
    2,100    - DIGI INTERNATIONAL, INC.......................................................         22
    1,100      DONALDSON CO, INC.............................................................         27
   13,400      DOVER CORP....................................................................        469
    2,900    - ELECTROGLAS, INC..............................................................         58
   74,100    - EMC CORP......................................................................      4,076
      600    - ETEC SYSTEMS, INC.............................................................         20
    4,500      FEDDERS CORP..................................................................         30
    5,900      FLOWSERVE CORP................................................................        112
    2,400    - GARDNER DENVER, INC...........................................................         39
    5,000    - GATEWAY, INC..................................................................        295
      500      GLEASON CORP..................................................................          8
    1,800      GRACO, INC....................................................................         53
      400      HARDINGE, INC.................................................................          7
    2,200   X- HARNISCHFEGER INDUSTRIES, INC..............................................             4
   63,900      HEWLETT-PACKARD CO............................................................      6,422
    6,200      HUSSMANN INTERNATIONAL, INC...................................................        103
    1,200    - HYPERCOM CORP.................................................................         11
    2,050      IDEX CORP.....................................................................         67
   11,850      INGERSOLL-RAND CO.............................................................        766
  134,300      INTERNATIONAL BUSINESS MACHINES CORP..........................................     17,358
   16,000    - IOMEGA CORP...................................................................         79
    2,000      JLG INDUSTRIES, INC...........................................................         41
      300      KAYDON CORP...................................................................         10
    3,503      KENNAMETAL, INC...............................................................        109
    2,100    - KRONOS, INC...................................................................         96
    1,000    - KULICHE & SOFFA INDUSTRIES, INC...............................................         27
    3,500    - LAM RESEARCH CORP.............................................................        163
   10,000    - LEXMARK INTERNATIONAL GROUP (CLASS A).........................................        661
    6,300      LINCOLN ELECTRIC HOLDINGS CO..................................................        129
      400      LINDSAY MANUFACTURING CO......................................................          7
      600    - LUFKIN INDUSTRIES, INC........................................................         12
    1,875      MANITOWOC, INC................................................................         78


                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
    2,100    - MICROS SYSTEMS, INC...........................................................  $      71
    1,100      MILACRON, INC.................................................................         20
    4,400    - MTI TECHNOLOGY CORP...........................................................         57
      600      NACCO INDUSTRIES, INC (CLASS A)...............................................         44
    1,050    - NATIONAL INSTRUMENTS CORP.....................................................         42
      100      NORDSON CORP..................................................................          6
    2,500    - NOVELLUS SYSTEMS, INC.........................................................        171
    4,000      PALL CORP.....................................................................         89
    4,100      PENTAIR, INC..................................................................        188
   17,000      PITNEY BOWES, INC.............................................................      1,092
    2,600    - PRESSTEK, INC.................................................................         19
      700    - PRI AUTOMATION, INC...........................................................         25
   11,800    - QUANTUM CORP..................................................................        285
      600      ROBBINS & MYERS, INC..........................................................         13
    3,500      ROPER INDUSTRIES, INC.........................................................        112
    1,773    - SANDISK CORP..................................................................         80
    1,500      SAUER, INC....................................................................         16
    1,800      SCOTSMAN INDUSTRIES, INC......................................................         39
   20,048    - SEAGATE TECHNOLOGY, INC.......................................................        514
    1,400    - SECURITY DYNAMICS TECHNOLOGIES, INC...........................................         30
    5,100    - SEQUENT COMPUTER SYSTEMS, INC.................................................         91
   11,700    - SILICON GRAPHICS, INC.........................................................        192
    3,400    - SMITH INTERNATIONAL, INC......................................................        148
    1,900    - SPECIALTY EQUIPMENT COS, INC..................................................         56
      752    - SPEEDFAM-IPEC, INC............................................................         12
    1,800    - SPLASH TECHNOLOGY HOLDINGS, INC...............................................         13
    1,700      STANDEX INTERNATIONAL CORP....................................................         47
      300      STARRETT (L.S.) CO (CLASS A)..................................................          8
    6,900    - STORAGE TECHNOLOGY CORP.......................................................        157
    6,300      SYMBOL TECHNOLOGIES, INC......................................................        232
    3,200      TECUMSEH PRODUCTS CO (CLASS A)................................................        194
    1,600      TENNANT CO....................................................................         51
   16,500      TENNECO, INC..................................................................        394
    1,900    - TEREX CORP....................................................................         58
      900    - THERMO FIBERTEK, INC..........................................................          6
    5,429      TIMKEN CO.....................................................................        106
      700      TORO CO.......................................................................         28
    1,200    - ULTRATECH STEPPER, INC........................................................         18
   21,208    - UNISYS CORP...................................................................        826
    1,300    - UNOVA, INC....................................................................         21
    8,400    - VARCO INTERNATIONAL, INC......................................................         92
    1,200    - VISUAL NETWORKS, INC..........................................................         38
    7,600    - WESTERN DIGITAL CORP..........................................................         49
    2,600    - XIRCOM, INC...................................................................         78
    6,800      YORK INTERNATIONAL CORP.......................................................        291
    1,400    - ZEBRA TECHNOLOGY CORP.........................................................         54
                                                                                               ---------
                                                                                                  69,912
                                                                                               ---------
 INSTRUMENTS AND RELATED PRODUCTS--2.28%
    3,100    - ACUSON CORP...................................................................         53
    1,600    - AFFYMETRIX, INC...............................................................         79
    1,900    - ANACOMP, INC..................................................................         32
      100      ANALOGIC CORP.................................................................          3
      400      ARROW INTERNATIONAL, INC......................................................         10
    2,500    - AVID TECHNOLOGIES, INC........................................................         40
      700    - BACOU U.S.A., INC.............................................................         12
    2,700      BARD (C.R.), INC..............................................................        129
    2,600      BAUSCH & LOMB, INC............................................................        199
   18,500      BAXTER INTERNATIONAL, INC.....................................................      1,122
    4,200      BECKMAN COULTER, INC..........................................................        204
   17,100      BECTON DICKINSON & CO.........................................................        513
      200    - BIO-RAD LABORATORIES, INC (CLASS A)...........................................          5
    6,400    - BIOMET, INC...................................................................        254
   20,500    - BOSTON SCIENTIFIC CORP........................................................        901
    4,400    - CHYRON CORP...................................................................          7
    2,700    - COGNEX CORP...................................................................         85

                       See notes to financial statements.                     21

                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
 INSTRUMENTS AND RELATED PRODUCTS--(CONTINUED)
    2,800    - COHERENT, INC.................................................................  $      52
      300      COHU, INC.....................................................................         11
      300    - COLE NATIONAL CORP (CLASS A)..................................................          2
      800    - CONMED CORP...................................................................         25
    1,800      COOPER COS, INC...............................................................         45
    1,800    - CREDENCE SYSTEMS CORP.........................................................         67
      700    - CUBIC CORP....................................................................         17
    3,300    - CYMER, INC....................................................................         83
    1,200    - CYTYC CORP....................................................................         23
      800    - DATASCOPE CORP................................................................         26
    7,600      DENTSPLY INTERNATIONAL, INC...................................................        219
    1,200    - DIONEX CORP...................................................................         49
      850    - DYNATECH CORP.................................................................          3
   24,600      EASTMAN KODAK CO..............................................................      1,667
    1,400    - FOSSIL, INC...................................................................         68
    2,300    - GENRAD, INC...................................................................         48
    1,091    - GENZYME SURGICAL PRODUCTS.....................................................          5
   23,024    - GUIDANT CORP..................................................................      1,184
    3,100    - HANGER ORTHOPEDIC GROUP, INC..................................................         44
    9,700      HONEYWELL, INC................................................................      1,124
      400    - IMATRON, INC..................................................................          1
    1,600      INVACARE CORP.................................................................         43
    6,300      JOHNSON CONTROLS, INC.........................................................        437
    6,800    - KLA-TENCOR CORP...............................................................        441
      900    - LIFECORE BIOMEDICAL, INC......................................................         10
    2,400    - LITTON INDUSTRIES, INC........................................................        172
      900    - MAXXIM MEDICAL, INC...........................................................         21
   40,328      MEDTRONIC, INC................................................................      3,141
      500      MENTOR CORP...................................................................          9
    4,600    - METTLER-TOLEDO INTERNATIONAL, INC.............................................        114
    3,100      MILLIPORE CORP................................................................        126
      200      MINE SAFETY APPLIANCE CO......................................................         13
      600    - MINIMED, INC..................................................................         46
      900      MOVADO GROUP, INC.............................................................         23
    1,400    - NOVOSTE CORP..................................................................         29
    1,600    - OCULAR SCIENCES, INC..........................................................         28
    2,300    - OEC MEDICAL SYSTEMS, INC......................................................         56
    1,250    - PE CORP-CELERA GENOMICS GROUP.................................................         20
    2,600      PE CORP-PE BIOSYSTEMS GROUP...................................................        298
      600    - PERCLOSE, INC.................................................................         29
    1,500    - PINNACLE SYSTEMS, INC.........................................................         50
    1,900      POLAROID CORP.................................................................         52
    4,018      RAYTHEON CO (CLASS A).........................................................        277
   18,400      RAYTHEON CO (CLASS B).........................................................      1,295
    2,200    - RESMED, INC...................................................................         73
    1,200    - RESPIRONICS, INC..............................................................         18
    1,700    - SEPRACOR, INC.................................................................        138
       33    - SONOSITE, INC.................................................................          1
    7,488    - ST. JUDE MEDICAL, INC.........................................................        267
    4,900    - STERIS CORP...................................................................         95
    3,900    - STRYKER CORP..................................................................        234
      350    - SUMMIT TECHNOLOGY, INC........................................................          8
    1,100    - SUNRISE MEDICAL, INC..........................................................          8
    8,500    - SYBRON INTERNATIONAL CORP.....................................................        234
    4,450      TEKTRONIX, INC................................................................        134
    5,800    - TERADYNE, INC.................................................................        416
      700    - THERMEDICS, INC...............................................................          7
      300    - THERMO BIOANALYSIS CORP.......................................................          5
      300    - THERMO CARDIOSYSTEMS, INC.....................................................          3
    7,875    - THERMO ELECTRON CORP..........................................................        158
       25    - THERMO INSTRUMENT SYSTEMS, INC................................................          0
    1,100    - THERMOQUEST CORP..............................................................         15
    1,200    - THERMOTREX CORP...............................................................          9
    3,700    - TRIMBLE NAVIGATION LTD........................................................         48


                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
      800    - VEECO INSTRUMENTS, INC........................................................  $      27
      600    - VENTANA MEDICAL SYSTEMS, INC..................................................         11
    4,600    - VISX, INC.....................................................................        364
    5,500    - VIVUS, INC....................................................................         14
    3,600    - WATERS CORP...................................................................        191
    1,800    - WESLEY JESSEN VISIONCARE, INC.................................................         58
    2,200      X RITE, INC...................................................................         14
   46,400      XEROX CORP....................................................................      2,741
    2,000    - XOMED SURGICAL PRODUCTS, INC..................................................         97
                                                                                               ---------
                                                                                                  20,529
                                                                                               ---------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.18%
    1,900      BALDWIN & LYONS, INC (CLASS B)................................................         45
      800      BLANCH (E.W.) HOLDINGS, INC...................................................         55
      900    - BROWN & BROWN, INC............................................................         34
    1,300    - FIRST HEALTH GROUP CORP.......................................................         28
      600      HILB, ROGAL & HAMILTON CO.....................................................         13
   19,400      MARSH & MCLENNAN COS, INC.....................................................      1,465
                                                                                               ---------
                                                                                                   1,640
                                                                                               ---------
 INSURANCE CARRIERS--4.99%
    2,200      20TH CENTURY INDUSTRIES.......................................................         42
   10,867      AETNA, INC....................................................................        972
   20,700      AFLAC, INC....................................................................        991
      600    - ALFA CORP.....................................................................         12
      610    - ALLEGHANY CORP (DELAWARE).....................................................        113
    6,500    - ALLMERICA FINANCIAL CORP......................................................        395
   58,356      ALLSTATE CORP.................................................................      2,094
    5,500      AMBAC FINANCIAL GROUP, INC....................................................        314
      300    - AMERICAN ANNUITY GROUP, INC...................................................          7
    1,500      AMERICAN BANKERS INSURANCE GROUP, INC.........................................         82
    2,800      AMERICAN FINANCIAL GROUP, INC.................................................         95
   17,640      AMERICAN GENERAL CORP.........................................................      1,330
   91,524      AMERICAN INTERNATIONAL GROUP, INC.............................................     10,714
    1,100    - AMERICAN MEDICAL SECURITY GROUP...............................................          9
      300    - AMERICAN NATIONAL INSURANCE CO................................................         21
    2,600      AMERUS LIFE HOLDINGS, INC (CLASS A)...........................................         70
   17,775      AON CORP......................................................................        733
      350      BERKLEY (W.R.) CORP...........................................................          9
    1,600      CAPITAL RE CORP...............................................................         26
    2,300      CHICAGO TITLE CORP............................................................         82
   11,300      CHUBB CORP....................................................................        785
   13,800      CIGNA CORP....................................................................      1,228
   14,088      CINCINNATI FINANCIAL CORP.....................................................        529
  254,294      CITIGROUP, INC................................................................     12,079
    1,900    - CNA FINANCIAL CORP............................................................         77
   23,513      CONSECO, INC..................................................................        716
    1,800      ENHANCE FINANCIAL SERVICES GROUP, INC.........................................         36
    7,200      EQUITABLE COS, INC............................................................        482
    4,800      EVEREST REINSURANCE HOLDINGS, INC.............................................        157
      400      EXECUTIVE RISK, INC...........................................................         34
    2,000      FBL FINANCIAL GROUP, INC (CLASS A)............................................         39
      500      FIDELITY NATIONAL FINANCIAL, INC..............................................         11
    2,800      FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.....................................        146
    2,500      FIRST AMERICAN FINANCIAL CORP.................................................         45
    2,900      FOREMOST CORP OF AMERICA......................................................         64
    6,400    - FOUNDATION HEALTH SYSTEMS (CLASS A)...........................................         96
      300      FREMONT GENERAL CORP..........................................................          6
    5,100      FRONTIER INSURANCE GROUP, INC.................................................         78
      600    - GUARANTEE LIFE COS, INC.......................................................         15
      700      HARLEYSVILLE GROUP, INC.......................................................         14
   15,300      HARTFORD FINANCIAL SERVICES GROUP, INC........................................        892
    1,700      HARTFORD LIFE, INC (CLASS A)..................................................         89
      600      HCC INSURANCE HOLDINGS, INC...................................................         14
      320    - HIGHLANDS INSURANCE GROUP, INC................................................          3
    2,900      HORACE MANN EDUCATORS CORP....................................................         79

22                     See notes to financial statements.

                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
 INSURANCE CARRIERS--(CONTINUED)
    7,900    - HUMANA, INC...................................................................  $     102
    8,150      JEFFERSON-PILOT CORP..........................................................        539
    1,000      KANSAS CITY LIFE INSURANCE CO.................................................         43
      600      LIBERTY CORP..................................................................         33
      500      LIFE U.S.A. HOLDINGS, INC.....................................................         10
   15,800      LINCOLN NATIONAL CORP.........................................................        827
    4,000      LOEWS CORP....................................................................        317
    1,600    - MAXICARE HEALTH PLANS, INC....................................................          8
    4,941      MBIA, INC.....................................................................        320
      900      MERCURY GENERAL CORP..........................................................         31
   12,000      MGIC INVESTMENT CORP..........................................................        584
    2,800      MMI COS, INC..................................................................         47
    1,800      NATIONWIDE FINANCIAL SERVICES, INC (CLASS A)..................................         81
   11,400      OLD REPUBLIC INTERNATIONAL CORP...............................................        197
      400      ORION CAPITAL CORP............................................................         14
    8,300    - OXFORD HEALTH PLANS, INC......................................................        129
    3,964    - PACIFICARE HEALTH SYSTEMS, INC (CLASS A)......................................        285
      600    - PENN TREATY AMERICAN CORP.....................................................         14
    4,100    - PENNCORP FINANCIAL GROUP, INC.................................................          2
    3,700      PMI GROUP, INC................................................................        232
    1,000      PRESIDENTIAL LIFE CORP........................................................         20
    2,500      PROGRESSIVE CORP..............................................................        363
    2,000      PROTECTIVE LIFE CORP..........................................................         66
    4,100      PROVIDENT COS, INC............................................................        164
    5,526      RADIAN GROUP, INC.............................................................        270
    4,725      REINSURANCE GROUP OF AMERICA, INC.............................................        167
    4,752      RELIASTAR FINANCIAL CORP......................................................        208
    1,700    - RISK CAPITAL HOLDINGS, INC....................................................         23
    2,500      SAFECO CORP...................................................................        110
    2,100      SCPIE HOLDINGS, INC...........................................................         69
    4,700      SELECTIVE INSURANCE GROUP, INC................................................         90
      450    - SIERRA HEALTH SERVICES, INC...................................................          6
   14,322      ST. PAUL COS, INC.............................................................        456
    2,200      STATE AUTO FINANCIAL CORP.....................................................         30
    2,000      STEWART INFORMATION SERVICES CORP.............................................         42
   10,800      TORCHMARK CORP................................................................        369
    8,100      TRANSAMERICA CORP.............................................................        608
    5,800      TRAVELERS PROPERTY CASUALTY CORP..............................................        227
    1,200      TRENWICK GROUP, INC...........................................................         30
    2,300    - TRIAD GUARANTY, INC...........................................................         41
    2,600    - TRIGON HEALTHCARE, INC........................................................         95
    2,100    - UICI..........................................................................         58
      100      UNITED FIRE & CASULTY CO......................................................          3
   14,200      UNITED HEALTHCARE CORP........................................................        889
      400    - UNITRIN, INC..................................................................         16
    8,500      UNUM CORP.....................................................................        465
    1,100      VESTA INSURANCE GROUP, INC....................................................          5
    4,500    - WELLPOINT HEALTH NETWORKS, INC................................................        382
      900      WHITE MOUNTAINS INSURANCE.....................................................        127
                                                                                               ---------
                                                                                                  45,039
                                                                                               ---------
 LEATHER AND LEATHER PRODUCTS--0.02%
    2,800      BROWN SHOE CO, INC............................................................         61
      679    - SAMSONITE CORP................................................................          3
    5,400      STRIDE RITE CORP..............................................................         56
      800    - TIMBERLAND CO.................................................................         54
       25      WOLVERINE WORLD WIDE, INC.....................................................          0
                                                                                               ---------
                                                                                                     174
                                                                                               ---------
 LEGAL SERVICES--0.01%
    2,100    - PREPAID LEGAL SERVICES, INC...................................................         57
                                                                                               ---------


                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
 LOCAL AND INTERURBAN PASSENGER TRANSIT--0.01%
    1,200    - COACH U.S.A., INC.............................................................  $      50
    1,000    - RURAL/METRO CORP..............................................................         10
                                                                                               ---------
                                                                                                      60
                                                                                               ---------
 LUMBER AND WOOD PRODUCTS--0.23%
    1,300      CAVALIER HOMES, INC...........................................................         11
    4,200    - CHAMPION ENTERPRISES, INC.....................................................         78
    8,407      CLAYTON HOMES, INC............................................................         96
    1,242      DELTIC TIMBER CORP............................................................         33
   11,800      GEORGIA-PACIFIC CORP (PACKAGING GROUP)........................................        559
   17,500      LOUISIANA PACIFIC CORP........................................................        416
      450    - PALM HARBOR HOMES, INC........................................................         11
      100      TJ INTERNATIONAL, INC.........................................................          3
    2,500      UNIVERSAL FOREST PRODUCTS, INC................................................         54
   12,100      WEYERHAEUSER CO...............................................................        832
                                                                                               ---------
                                                                                                   2,093
                                                                                               ---------
 METAL MINING--0.14%
   16,200    - BATTLE MOUNTAIN GOLD CO.......................................................         39
    1,800      CLEVELAND CLIFFS, INC.........................................................         58
   12,000      CYPRUS AMAX MINERALS CO.......................................................        182
   16,363    - FREEPORT-MCMORAN COPPER & GOLD, INC (CLASS B).................................        294
    7,900    - HECLA MINING CO...............................................................         16
    9,700      HOMESTAKE MINING CO...........................................................         79
   10,700      NEWMONT MINING CORP...........................................................        213
    4,800      PHELPS DODGE CORP.............................................................        297
       40    - PLACER DOME, INC..............................................................          0
      200      SOUTHERN PERU COPPER CORP.....................................................          3
    2,000    - STILLWATER MINING CO..........................................................         65
                                                                                               ---------
                                                                                                   1,246
                                                                                               ---------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.45%
    1,900    - BLYTH INDUSTRIES, INC.........................................................         65
    2,600      BRADY CORP (CLASS A)..........................................................         85
    5,100      CALLAWAY GOLF CO..............................................................         75
   11,750      HASBRO, INC...................................................................        328
    1,700    - HEXCEL CORP...................................................................         17
    4,800      INTERNATIONAL GAME TECHNOLOGY CO..............................................         89
    6,100      JOSTENS, INC..................................................................        128
      200      K2, INC.......................................................................          2
    2,700    - LYDALL, INC...................................................................         31
       81    - MARVEL ENTERPRISES WTS 10/02/02...............................................          0
      138    - MARVEL ENTERPRISES WTS 10/02/02 (CLASS C).....................................          0
   30,089      MATTEL, INC...................................................................        795
   26,800      MINNESOTA MINING & MANUFACTURING CO...........................................      2,330
    2,000      ONEIDA LTD....................................................................         56
    1,500      RUSS BERRIE & CO, INC.........................................................         37
    1,500    - STEINWAY MUSICAL INSTRUMENTS, INC.............................................         40
                                                                                               ---------
                                                                                                   4,078
                                                                                               ---------
 MISCELLANEOUS RETAIL--0.93%
    6,600    - AMAZON.COM, INC...............................................................        826
    3,200    - BARNES & NOBLE, INC...........................................................         88
      700    - BARNETT, INC..................................................................          5
      200      BLAIR CORP....................................................................          5
    4,100    - BORDERS GROUP, INC............................................................         65
    1,700      CASH AMERICA INTERNATIONAL, INC...............................................         22
    1,000    - CDW COMPUTER CENTERS, INC.....................................................         44
    1,000    - COLDWATER CREEK, INC..........................................................         20
    6,100    - CORPORATE EXPRESS, INC........................................................         43
   29,342      CVS CORP......................................................................      1,489
      600    - ENESCO GROUP, INC.............................................................         14
    1,100      FRIEDMANS, INC (CLASS A)......................................................         10
    2,600    - GARDEN RIDGE CORP.............................................................         12
      700      HANCOCK FABRICS, INC..........................................................          3

                       See notes to financial statements.                     23

                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
 MISCELLANEOUS RETAIL--(CONTINUED)
   16,100    - HANOVER DIRECT, INC...........................................................  $      45
    2,500    - INSIGHT ENTERPRISES, INC......................................................         62
      300    - LONGS DRUG STORES CORP........................................................         10
    3,100    - MICHAELS STORES, INC..........................................................         95
    1,600    - MICRO WAREHOUSE, INC..........................................................         29
    1,200    - NCS HEALTHCARE, INC (CLASS A).................................................          7
   24,300    - OFFICE DEPOT, INC.............................................................        536
    7,150    - OFFICEMAX, INC................................................................         86
    5,000      OMNICARE, INC.................................................................         63
      600    - PARTY CITY CORP...............................................................          2
    3,700    - PETCO ANIMAL SUPPLIES, INC....................................................         58
    4,500    - PETSMART, INC.................................................................         46
   16,120      RITE AID CORP.................................................................        397
    3,600    - SCHEIN (HENRY), INC...........................................................        114
   34,262    - STAPLES, INC..................................................................      1,060
    1,600    - SUNGLASS HUT INTERNATIONAL, INC...............................................         28
    1,100    - SYSTEMAX, INC.................................................................         14
    5,050    - THE SPORTS AUTHORITY, INC.....................................................         22
    2,700      TIFFANY & CO..................................................................        261
   23,087    - TOYS R US, INC................................................................        478
    3,025    - U.S. OFFICE PRODUCTS CO.......................................................         16
   73,700      WALGREEN CO...................................................................      2,165
    4,100    - ZALE CORP.....................................................................        164
                                                                                               ---------
                                                                                                   8,404
                                                                                               ---------
 MOTION PICTURES--1.13%
  148,534    - DISNEY (WALT) CO..............................................................      4,577
      900    - GC COS, INC...................................................................         32
    3,100    - HOLLYWOOD ENTERTAINMENT CORP..................................................         61
    4,400    - KING WORLD PRODUCTIONS, INC...................................................        153
    2,600    - METRO-GOLDWYN-MAYER, INC......................................................         47
    8,900    - METROMEDIA INTERNATIONAL GROUP, INC...........................................         67
      600    - ON COMMAND CORP...............................................................         11
    1,300    - PIXAR, INC....................................................................         56
   71,013      TIME WARNER, INC..............................................................      5,219
                                                                                               ---------
                                                                                                  10,223
                                                                                               ---------
 NONDEPOSITORY INSTITUTIONS--2.08%
    1,500    - AAMES FINANCIAL CORP..........................................................          2
    3,725      ADVANTA CORP (CLASS A)........................................................         67
   33,200      AMERICAN EXPRESS CO...........................................................      4,320
    3,000    - AMERICREDIT CORP..............................................................         48
    6,800    - ARCADIA FINANCIAL LTD.........................................................         53
   51,316      ASSOCIATES FIRST CAPITAL CORP.................................................      2,274
   14,200      CAPITAL ONE FINANCIAL CORP....................................................        791
    2,500      CHARTER MUNICIPAL MORTGAGE ACCEPTANCE.........................................         32
      800      CIT GROUP, INC (CLASS A)......................................................         23
    2,100   X- CITYSCAPE FINANCIAL CORP...................................................             0
    1,100    - CONTIFINANCIAL CORP...........................................................          4
    8,919      COUNTRYWIDE CREDIT INDUSTRIES, INC............................................        381
    2,100    - CREDIT ACCEPTANCE CORP........................................................         13
      100      DORAL FINANCIAL CORP..........................................................          2
      200    - FEDERAL AGRICULTURE MORTGAGE CORP.............................................         14
   76,000      FEDERAL NATIONAL MORTGAGE ASSOCIATION.........................................      5,197
    1,300    - FINANCIAL FEDERAL CORP........................................................         29
    3,516      FINOVA GROUP, INC.............................................................        185
      200    - FIRST SIERRA FINANCIAL, INC...................................................          5
    4,500    - FIRSTPLUS FINANCIAL GROUP, INC................................................          1
   51,400      FREDDIE MAC...................................................................      2,981
      400    - HEALTHCARE FINANCIAL PARTNERS, INC............................................         14
   35,438      HOUSEHOLD INTERNATIONAL, INC..................................................      1,679
    1,000    - IMC MORTGAGE CO...............................................................          0
    6,700      LEUCADIA NATIONAL CORP........................................................        170
      600    - LONG BEACH FINANCIAL CORP.....................................................          9
    4,238      METRIS COS, INC...............................................................        173


                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
       19    - MFN FINANCIAL CORP............................................................  $       0
       22    - MFN FINANCIAL CORP WTS 03/23/02 SERIES A......................................          0
       22    - MFN FINANCIAL CORP WTS 03/23/03 SERIES B......................................          0
       22    - MFN FINANCIAL CORP WTS 03/23/04 SERIES C......................................          0
       25    - OMEGA WORLDWIDE, INC..........................................................          0
      300      RESOURCE AMERICA, INC (CLASS A)...............................................          4
    5,750      SLM HOLDINGS CORP.............................................................        263
    6,700    - UNICAPITAL CORP...............................................................         42
    2,200   X- UNITED COS FINANCIAL CORP..................................................             0
                                                                                               ---------
                                                                                                  18,776
                                                                                               ---------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.06%
    4,100      AMCOL INTERNATIONAL CORP......................................................         59
    1,700      JOHNS MANVILLE CORP...........................................................         22
    4,700      MARTIN MARIETTA MATERIALS, INC................................................        277
    3,200      VULCAN MATERIALS CO...........................................................        154
                                                                                               ---------
                                                                                                     512
                                                                                               ---------
 OIL AND GAS EXTRACTION--0.80%
    5,200      ANADARKO PETROLEUM CORP.......................................................        191
    8,400      APACHE CORP...................................................................        328
      700    - ATWOOD OCEANICS, INC..........................................................         22
    1,200    - BELCO OIL & GAS CORP..........................................................          8
    4,700    - BENTON OIL & GAS CO...........................................................          9
    3,400    - BJ SERVICES CO................................................................        100
    4,200    - BROWN (TOM), INC..............................................................         65
   10,749      BURLINGTON RESOURCES, INC.....................................................        465
      700    - CAL DIVE INTERNATIONAL, INC...................................................         21
    2,900    - CHESAPEAKE ENERGY CORP........................................................          9
    4,300    - COMSTOCK RESOURCES, INC.......................................................         14
    4,525      CROSS TIMBERS OIL CO..........................................................         67
    1,700      DEVON ENERGY CORP.............................................................         61
    6,700      DIAMOND OFFSHORE DRILLING, INC................................................        190
      231    - EAGLE GEOPHYSICAL, INC........................................................          0
    7,149    - EEX CORP......................................................................         50
    2,400    - ENRON OIL & GAS CO............................................................         49
   15,400      ENSCO INTERNATIONAL, INC......................................................        307
    1,400   X- FORCENERGY GAS EXPLORATION, INC............................................             1
    5,900    - FOREST OIL CORP...............................................................         74
      700    - FRIEDE GOLDMAN INTERNATIONAL, INC.............................................         10
    2,500    - GLOBAL INDUSTRIES LTD.........................................................         32
   14,200    - GLOBAL MARINE, INC............................................................        219
   25,800    - GREY WOLF, INC................................................................         65
   28,132      HALLIBURTON CO................................................................      1,273
      400    - HANOVER COMPRESSOR CO.........................................................         13
      100    - HARKEN ENERGY CORP............................................................          0
    5,700      HELMERICH & PAYNE, INC........................................................        136
      500    - HOUSTON EXPLORATION CO........................................................          9
      200    - HS RESOURCES, INC.............................................................          3
    2,000      KCS ENERGY, INC...............................................................          1
    9,447      KERR-MCGEE CORP...............................................................        474
   10,100    - KEY ENERGY SERVICES, INC......................................................         36
    2,600    - LOUIS DREYFUS NATURAL GAS CORP................................................         56
    3,300    - MARINE DRILLING CO, INC.......................................................         45
      263    - MCMORAN EXPLORATION CO........................................................          6
    1,700    - MERIDIAN RESOURCE CORP........................................................          7
      900      MITCHELL ENERGY & DEVELOPMENT CORP
                 (CLASS A)...................................................................         17
    5,100    - NABORS INDUSTRIES, INC........................................................        125
      400    - NEWFIELD EXPLORATION CO.......................................................         11
    2,800      NOBLE AFFILIATES, INC.........................................................         79
    8,100    - NOBLE DRILLING CORP...........................................................        159
    2,800    - NUEVO ENERGY CO...............................................................         37
   28,800      OCCIDENTAL PETROLEUM CORP.....................................................        608
    8,000    - OCEAN ENERGY, INC (NEW).......................................................         77
    2,100    - OCEANEERING INTERNATIONAL, INC................................................         34

24                     See notes to financial statements.

                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
 OIL AND GAS EXTRACTION--(CONTINUED)
   11,000    - PARKER DRILLING CO............................................................  $      36
    2,500    - PATTERSON ENERGY, INC.........................................................         25
   12,300    - PIONEER NATURAL RESOURCES CO..................................................        135
      600    - POGO PRODUCING CO.............................................................         11
      300    - POOL ENERGY SERVICES CO.......................................................          6
      100    - PRIDE INTERNATIONAL, INC......................................................          1
   14,300    - R & B FALCON CORP.............................................................        134
    5,800      RANGE RESOURCES CORP..........................................................         36
    2,100    - ROWAN COS, INC................................................................         39
   12,000    - SANTA FE SNYDER CORP..........................................................         92
       16      SCHLUMBERGER LTD..............................................................          1
    2,600    - SEITEL, INC...................................................................         42
    1,200      ST. MARY LAND & EXPLORATION CO................................................         25
      800    - STONE ENERGY CORP.............................................................         34
    3,700    - SUPERIOR ENERGY SERVICES, INC.................................................         19
    2,600    - SYNTROLEUM CORP...............................................................         23
    6,000    - TITAN EXPLORATION, INC........................................................         30
      486    - TOTAL FINA WTS 08/05/03.......................................................         11
    1,700    - TRANSMONTAIGNE, INC...........................................................         21
    7,300      TRANSOCEAN OFFSHORE, INC......................................................        192
    2,600   X- TRANSTEXAS GAS CORP........................................................             2
    2,600    - TUBOSCOPE, INC................................................................         36
   20,914      UNION PACIFIC RESOURCES GROUP, INC............................................        341
      400    - UTI ENERGY CORP...............................................................          7
    1,200      VASTAR RESOURCES, INC.........................................................         63
    1,900    - VERITAS DGC, INC..............................................................         35
    1,900    - VINTAGE PETROLEUM, INC........................................................         20
    5,230    - WEATHERFORD INTERNATIONAL.....................................................        192
                                                                                               ---------
                                                                                                   7,172
                                                                                               ---------
 PAPER AND ALLIED PRODUCTS--0.88%
    1,300    - ACX TECHNOLOGIES, INC.........................................................         21
    5,000    - AMERICAN PAD & PAPER CO.......................................................         10
    7,100      AVERY DENNISON CORP...........................................................        429
    2,400      BEMIS, INC....................................................................         95
    2,800      BOISE CASCADE CORP............................................................        120
      300      BOWATER, INC..................................................................         14
    4,100    - BUCKEYE TECHNOLOGIES, INC.....................................................         62
    1,400      CARAUSTAR INDUSTRIES, INC.....................................................         35
    4,900      CHAMPION INTERNATIONAL CORP...................................................        235
    3,300      CHESAPEAKE CORP...............................................................        124
       60    - CROWN VANTAGE, INC............................................................          0
    4,300    - EARTHSHELL CORP...............................................................         30
   19,325      FORT JAMES CORP...............................................................        732
    8,000    - GAYLORD CONTAINER CO..........................................................         64
    4,300      GLATFELTER (P.H.) CO..........................................................         63
      300      GREIF BROTHERS CORP (CLASS A).................................................          8
   29,464      INTERNATIONAL PAPER CO........................................................      1,488
    3,200    - IVEX PACKAGING CORP...........................................................         70
   40,900      KIMBERLY-CLARK CORP...........................................................      2,331
    1,600      LONGVIEW FIBRE CO.............................................................         25
    4,000    - MAIL-WELL, INC................................................................         65
    6,500      MEAD CORP.....................................................................        271
    1,900    - PLAYTEX PRODUCTS, INC.........................................................         30
      300      REPUBLIC GROUP, INC...........................................................          5
      600      ROCK-TENN CO (CLASS A)........................................................         10
      340      SCHWEITZER-MAUDUIT INTERNATIONAL, INC.........................................          5
    2,300    - SHOREWOOD PACKAGING CORP......................................................         42
    9,053    - SMURFIT-STONE CONTAINER CORP..................................................        186
   10,631      SONOCO PRODUCTS CO............................................................        318
    4,800      ST. JOE CO....................................................................        130
    4,800      TEMPLE-INLAND, INC............................................................        328
    6,900      WAUSAU-MOSINEE PAPER CORP.....................................................        124


                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
    4,500      WESTVACO CORP.................................................................  $     131
    7,700      WILLAMETTE INDUSTRIES, INC....................................................        355
                                                                                               ---------
                                                                                                   7,956
                                                                                               ---------
 PERSONAL SERVICES--0.14%
    9,200      BLOCK (H&R), INC..............................................................        460
    1,200    - CARRIAGE SERVICES, INC (CLASS A)..............................................         23
    6,300      CINTAS CORP...................................................................        423
    2,000    - COINMACH LAUNDRY CORP.........................................................         25
      600    - CPI CORP......................................................................         20
    1,050      REGIS CORP....................................................................         20
   15,100      SERVICE CORP INTERNATIONAL....................................................        291
    1,400      UNIFIRST CORP.................................................................         26
                                                                                               ---------
                                                                                                   1,288
                                                                                               ---------
 PETROLEUM AND COAL PRODUCTS--3.57%
    3,800      AMERADA HESS CORP.............................................................        226
    5,800      ASHLAND, INC..................................................................        233
   22,400      ATLANTIC RICHFIELD CO.........................................................      1,872
   47,800      CHEVRON CORP..................................................................      4,550
    2,200      ELCOR CORP....................................................................         96
  177,300      EXXON CORP....................................................................     13,674
    2,200    - FRONTIER OIL CORP.............................................................         15
   58,800      MOBIL CORP....................................................................      5,821
    1,500      MURPHY OIL CORP...............................................................         73
    1,000      PENNZENERGY CO................................................................         17
    2,440      PENNZOIL-QUAKER STATE CO......................................................         37
   13,700      PHILLIPS PETROLEUM CO.........................................................        689
    4,700      SUNOCO, INC...................................................................        142
   42,816      TEXACO, INC...................................................................      2,676
   16,848      TOSCO CORP....................................................................        437
   12,626      ULTRAMAR DIAMOND SHAMROCK CORP................................................        275
   14,609      UNOCAL CORP...................................................................        579
   19,300      USX-MARATHON GROUP, INC.......................................................        628
    6,300      VALERO ENERGY CORP............................................................        135
    1,100      WD-40 CO......................................................................         28
                                                                                               ---------
                                                                                                  32,203
                                                                                               ---------
 PRIMARY METAL INDUSTRIES--0.41%
      800    - AFC CABLE SYSTEMS, INC........................................................         28
      700      AK STEEL HOLDINGS CORP........................................................         16
   25,580      ALCOA, INC....................................................................      1,583
      500    - ALPINE GROUP, INC.............................................................          8
    2,900    - ARMCO, INC....................................................................         19
    6,200      ASARCO, INC...................................................................        117
    4,100      BELDEN, INC...................................................................         98
    6,300    - BETHLEHEM STEEL CORP..........................................................         48
    1,300      BIRMINGHAM STEEL CORP.........................................................          5
       50    - CABLE DESIGN TECHNOLOGIES CO..................................................          1
    3,300      CARPENTER TECHNOLOGY CORP.....................................................         94
    1,100    - CITATION CORP.................................................................         18
      700      COMMONWEALTH INDUSTRIES, INC..................................................          9
      800    - ENCORE WIRE CORP..............................................................          7
    6,300      ENGELHARD CORP................................................................        143
    2,100      GENERAL CABLE CORP............................................................         34
    1,000      GIBRALTAR STEEL CORP..........................................................         25
    2,100      IMCO RECYCLING, INC...........................................................         36
    1,500      INTERMET CORP.................................................................         23
    3,700    - LONE STAR TECHNOLOGIES, INC...................................................         66
   12,200      LTV CORP......................................................................         82
      200      MATTHEWS INTERNATIONAL CORP (CLASS A).........................................          6
      600    - MAXXAM, INC...................................................................         39
    4,100    - MUELLER INDUSTRIES, INC.......................................................        139
      600      NATIONAL STEEL CORP (CLASS B).................................................          5
    3,300    - NS GROUP, INC.................................................................         31
    5,300      NUCOR CORP....................................................................        251
    1,100      OREGON STEEL MILLS, INC.......................................................         15

                       See notes to financial statements.                     25

                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
 PRIMARY METAL INDUSTRIES--(CONTINUED)
      100      PRECISION CAST PARTS CORP.....................................................  $       4
    2,300      QUANEX CORP...................................................................         66
    1,300      REYNOLDS METALS CO............................................................         77
    1,861      RYERSON TULL, INC.............................................................         42
      600    - STEEL DYNAMICS, INC...........................................................          9
      800      SUPERIOR TELECOM, INC.........................................................         20
    2,600    - TEXAS INDUSTRIES, INC.........................................................        101
    7,400      USX-US STEEL GROUP, INC.......................................................        200
      900    - WHX CORP......................................................................          6
    1,300    - WOLVERINE TUBE, INC...........................................................         33
   12,600      WORTHINGTON INDUSTRIES, INC...................................................        207
                                                                                               ---------
                                                                                                   3,711
                                                                                               ---------
 PRINTING AND PUBLISHING--0.89%
      500      AMERICAN BUSINESS PRODUCTS, INC...............................................          8
    4,400      AMERICAN GREETINGS CORP (CLASS A).............................................        133
    4,900    - BANTA CORP....................................................................        103
   18,100      BELO (A.H.) CORP SERIES A.....................................................        356
    2,100    - BIG FLOWER HOLDINGS, INC......................................................         67
    1,700      BOWNE & CO, INC...............................................................         22
    2,800      CENTRAL NEWSPAPERS, INC (CLASS A).............................................        105
    1,500    - CONSOLIDATED GRAPHICS, INC....................................................         75
    1,000    - CSS INDUSTRIES, INC...........................................................         28
      600    - DAY RUNNER, INC...............................................................          7
    8,000      DELUXE CORP...................................................................        312
    4,600      DONNELLEY (R.R.) & SONS CO....................................................        170
    2,200      DOW JONES & CO, INC...........................................................        117
      500    - FRANKLIN COVEY CO.............................................................          4
   22,100      GANNETT CO, INC...............................................................      1,577
    2,200      HARLAND (JOHN H.) CO..........................................................         44
    4,200      HARTE-HANKS, INC..............................................................        114
      100      HOLLINGER INTERNATIONAL, INC..................................................          1
    1,000      HOUGHTON MIFFLIN CO...........................................................         47
    3,800      KNIGHT-RIDDER, INC............................................................        209
    7,500      LEE ENTERPRISES, INC..........................................................        229
    1,300      MCCLATCHY CO (CLASS A)........................................................         43
   15,800      MCGRAW HILL COS, INC..........................................................        852
    2,838      MEDIA GENERAL, INC (CLASS A)..................................................        145
    5,400      MEREDITH CORP.................................................................        187
    1,000      MERRILL CORP..................................................................         15
    9,100      NEW YORK TIMES CO (CLASS A)...................................................        335
       82      NEWS CORP LTD.................................................................          3
      475    - PAXAR CORP....................................................................          4
    2,500      PENTON MEDIA, INC.............................................................         61
    7,100    - PRIMEDIA, INC.................................................................        120
      200    - PULITZER, INC.................................................................         10
    2,460    - R.H. DONNELLEY CORP...........................................................         48
    6,300      READER'S DIGEST ASSOCIATION, INC
                 (CLASS A) (NON-VOTE)........................................................        250
    7,800      REYNOLDS & REYNOLDS CO (CLASS A)..............................................        182
    1,600      SCHAWK, INC (CLASS A).........................................................         14
      200    - SCHOLASTIC CORP...............................................................         10
    4,500      SCRIPPS (E.W.) CO (CLASS A)...................................................        214
    2,100      STANDARD REGISTER, INC........................................................         65
    3,000      TIMES MIRROR CO SERIES A......................................................        178
    8,800      TRIBUNE CO....................................................................        767
    5,500      WALLACE COMPUTER SERVICES, INC................................................        138
      800      WASHINGTON POST CO (CLASS B)..................................................        430
    6,800      WILEY (JOHN) & SONS, INC (CLASS A)............................................        120
      213    - WORKFLOW MANAGEMENT, INC......................................................          3
    4,000    - WORLD COLOR PRESS, INC........................................................        110
                                                                                               ---------
                                                                                                   8,032
                                                                                               ---------
 RAILROAD TRANSPORTATION--0.44%
   36,920      BURLINGTON NORTHERN SANTA FE CORP.............................................      1,145


                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
       50      CANADIAN NATIONAL RAILWAY CO..................................................  $       3
   11,500      CSX CORP......................................................................        521
    1,800      FLORIDA EAST COAST INDUSTRIES, INC............................................         80
    8,700      KANSAS CITY SOUTHERN INDUSTRIES, INC..........................................        555
   20,500      NORFOLK SOUTHERN CORP.........................................................        618
   17,682      UNION PACIFIC CORP............................................................      1,031
    1,000    - WISCONSIN CENTRAL TRANSIT CORP................................................         19
                                                                                               ---------
                                                                                                   3,972
                                                                                               ---------
 REAL ESTATE--0.07%
   10,600      ARDEN REALTY GROUP, INC.......................................................        261
    1,000    - AVATAR HOLDINGS, INC..........................................................         19
    2,666    - CASTLE & COOKE, INC...........................................................         47
    2,900    - CATELLUS DEVELOPMENT CORP.....................................................         45
    2,300    - CB RICHARD ELLIS SERVICES GROUP, INC..........................................         57
       40    - ECHELON INTERNATIONAL CORP....................................................          1
    1,000    - FAIRFIELD COMMUNITIES, INC....................................................         16
      900      FOREST CITY ENTERPRISES, INC (CLASS A)........................................         25
    2,000    - GRUBB & ELLIS CO..............................................................         10
       33    - INSIGNIA FINANCIAL GROUP, INC.................................................          0
      400    - JONES LANG LA SALLE...........................................................         12
      300      LNR PROPERTY CORP.............................................................          6
    1,100    - PRICE ENTERPRISES, INC........................................................          8
    2,064    - RECKSON SERVICES INDUSTRIES, INC..............................................         31
    1,000      ROUSE CO......................................................................         25
      800      STEWART ENTERPRISES, INC (CLASS A)............................................         12
    1,200    - TRAMMELL CROW CO..............................................................         20
                                                                                               ---------
                                                                                                     595
                                                                                               ---------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.46%
    3,500      APTARGROUP, INC...............................................................        105
    4,000      ARMSTRONG WORLD INDUSTRIES, INC...............................................        231
    1,300      CARLISLE COS, INC.............................................................         63
    4,300      COOPER TIRE & RUBBER CO.......................................................        102
    3,000      FURON CO......................................................................         57
    8,500      GOODYEAR TIRE & RUBBER CO.....................................................        500
   14,600      ILLINOIS TOOL WORKS, INC......................................................      1,197
    3,100      MYERS INDUSTRIES, INC.........................................................         62
    8,700      NIKE, INC (CLASS B)...........................................................        551
    6,800      PREMARK INTERNATIONAL, INC....................................................        255
    1,300    - REEBOK INTERNATIONAL LTD......................................................         24
    3,900    - SAFESKIN CORP.................................................................         47
    5,072    - SEALED AIR CORP...............................................................        329
    8,560    - SOLUTIA, INC..................................................................        182
    2,200      SPARTECH CORP.................................................................         70
    1,400    - SYNETIC, INC..................................................................         96
      800      TREDEGAR CORP.................................................................         17
    8,600      TUPPERWARE CORP...............................................................        219
    1,000      WYNNS INTERNATIONAL, INC......................................................         18
                                                                                               ---------
                                                                                                   4,125
                                                                                               ---------
 SECURITY AND COMMODITY BROKERS--1.45%
      400      ADVEST GROUP, INC.............................................................          8
    3,000    - AFFILIATED MANAGERS GROUP, INC................................................         91
    1,500    - AMERITRADE HOLDINGS CORP (CLASS A)............................................        159
    9,155      BEAR STEARNS COS, INC.........................................................        428
    1,900      CONNING CORP..................................................................         31
      600    - DAIN RAUSCHER CORP............................................................         32
      500    - DONALDSON, LUFKIN & JENRETTE, INC.............................................         30
      700      DUFF & PHELPS CREDIT RATING CO................................................         47
   14,400    - E TRADE GROUP, INC............................................................        575
    3,000      EATON VANCE CORP..............................................................        103
   10,950      EDWARDS (A.G.), INC...........................................................        353
      300      EVEREN CAPITAL CORP...........................................................          9
    2,500      FEDERATED INVESTMENTS, INC....................................................         45
   13,800      FRANKLIN RESOURCES, INC.......................................................        561
      600    - FRIEDMAN, BILLINGS, RAMSEY GROUP, INC.........................................          7

26                     See notes to financial statements.

                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
 SECURITY AND COMMODITY BROKERS--(CONTINUED)
    1,600    - HAMBRECHT & QUIST GROUP.......................................................  $      59
    1,659      INVESTMENT TECHNOLOGY GROUP, INC..............................................         54
      200      JEFFERIES GROUP, INC..........................................................          6
    1,000      JOHN NUVEEN CO (CLASS A)......................................................         43
    2,000      LEGG MASON, INC...............................................................         77
    9,500      LEHMAN BROTHERS HOLDINGS, INC.................................................        591
   22,600      MERRILL LYNCH & CO, INC.......................................................      1,807
   40,755      MORGAN STANLEY, DEAN WITTER, & CO.............................................      4,177
    9,500      PAINE WEBBER GROUP, INC.......................................................        444
    2,700      PHOENIX INVESTMENT PARTNERS LTD...............................................         23
    7,500      PRICE (T. ROWE) ASSOCIATES, INC...............................................        288
    4,450      RAYMOND JAMES FINANCIAL CORP..................................................        107
   23,600      SCHWAB (CHARLES) CORP.........................................................      2,593
      900      SOUTHWEST SECURITIES GROUP, INC...............................................         65
    1,000    - THE GOLDMAN SACHS GROUP, INC..................................................         72
      800      UNITED ASSET MANAGEMENT CORP..................................................         18
    6,500      WADDELL & REED FINANCIAL, INC (CLASS A).......................................        178
      157      WADDELL & REED FINANCIAL, INC (CLASS B).......................................          4
                                                                                               ---------
                                                                                                  13,085
                                                                                               ---------
 SOCIAL SERVICES--0.01%
    1,100    - CAPITAL SENIOR LIVING CORP....................................................         11
      200    - RES-CARE, INC.................................................................          5
    1,200    - SUNRISE ASSISTED LIVING, INC..................................................         42
                                                                                               ---------
                                                                                                      58
                                                                                               ---------
 SPECIAL TRADE CONTRACTORS--0.00%
      400    - COMFORT SYSTEMS U.S.A., INC...................................................          7
      700    - GROUP MAINTENANCE AMERICA CORP................................................          9
                                                                                               ---------
                                                                                                      16
                                                                                               ---------
 STONE, CLAY, AND GLASS PRODUCTS--0.30%
      300      AMERON INTERNATIONAL CORP.....................................................         13
    1,600      CENTEX CONSTRUCTION PRODUCTS, INC.............................................         55
   15,900      CORNING, INC..................................................................      1,115
    2,800    - DAL-TILE INTERNATIONAL, INC...................................................         32
      500    - DEPARTMENT 56, INC............................................................         13
      800    - DUPONT PHOTOMASKS, INC........................................................         38
      500      FLORIDA ROCK INDUSTRIES, INC..................................................         23
    1,200    - GIANT CEMENT HOLDINGS, INC....................................................         27
    6,025      LAFARGE CORP..................................................................        214
    2,700      LIBBEY, INC...................................................................         78
    1,100      LONE STAR INDUSTRIES, INC.....................................................         41
    9,200      OWENS CORNING CO..............................................................        316
   10,500    - OWENS ILLINOIS, INC...........................................................        343
      500      PUERTO RICAN CEMENT CO, INC...................................................         17
    2,520      SOUTHDOWN, INC................................................................        162
    3,100      USG CORP......................................................................        174
                                                                                               ---------
                                                                                                   2,661
                                                                                               ---------
 TEXTILE MILL PRODUCTS--0.09%
    2,981    - ALBANY INTERNATIONAL CORP (CLASS A)...........................................         62
    1,600    - BURLINGTON INDUSTRIES, INC....................................................         15
    2,400      COLLINS & AIKMAN CORP.........................................................         18
    2,500    - CONE MILLS CORP...............................................................         15
    1,700    - DAN RIVER, INC (CLASS A)......................................................         13
    3,400      INTERFACE, INC (CLASS A)......................................................         29
    4,200    - MOHAWK INDUSTRIES, INC........................................................        128
    3,900    - POLYMER GROUP, INC............................................................         46
    2,700    - RUSSELL CORP..................................................................         53
   13,000    - SHAW INDUSTRIES, INC..........................................................        215
    1,700      SPRING INDUSTRIES, INC........................................................         74
      300    - UNIFI, INC....................................................................          6
    5,000      WESTPOINT STEVENS, INC.........................................................       149
                                                                                               ---------
                                                                                                     823
                                                                                               ---------


                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
 TOBACCO PRODUCTS--0.85%
    1,100    - GENERAL CIGAR HOLDINGS, INC (CLASS A).........................................  $       9
  171,800      PHILIP MORRIS COS, INC........................................................      6,904
    8,500    - RJR REYNOLDS TOBACCO HOLDINGS, INC............................................        268
   17,700      UST, INC......................................................................        518
                                                                                               ---------
                                                                                                   7,699
                                                                                               ---------
 TRANSPORTATION BY AIR--0.52%
    2,800      AIRBORNE FREIGHT CORP.........................................................         78
    1,000    - AIRNET SYSTEMS, INC...........................................................         14
    7,100    - AIRTRAN HOLDINGS, INC.........................................................         41
    2,600    - ALASKA AIR GROUP, INC.........................................................        109
    3,600    - AMERICA WEST HOLDINGS CORP (CLASS B)..........................................         68
   11,500    - AMR CORP......................................................................        785
      200    - AVIALL, INC...................................................................          4
    3,480      COMAIR HOLDINGS, INC..........................................................         72
    5,500    - CONTINENTAL AIRLINES, INC (CLASS B)...........................................        207
   12,300      DELTA AIRLINES, INC...........................................................        709
   22,040    - FDX CORP......................................................................      1,196
      400    - MESA AIR GROUP, INC...........................................................          3
    2,000    - NORTHWEST AIRLINES CORP (CLASS A).............................................         65
    3,700    - OFFSHORE LOGISTICS, INC.......................................................         41
    3,400      OGDEN CORP....................................................................         92
    1,200      PITTSTON BAX GROUP............................................................         11
      900      SKYWEST, INC..................................................................         22
   25,001      SOUTHWEST AIRLINES CO.........................................................        778
    8,600    - TRANS WORLD AIRLINES, INC.....................................................         42
    6,500    - U.S. AIRWAYS GROUP, INC.......................................................        283
    1,600    - UAL CORP......................................................................        104
                                                                                               ---------
                                                                                                   4,724
                                                                                               ---------
 TRANSPORTATION EQUIPMENT--3.01%
      900    - AFTERMARKET TECHNOLOGY CORP...................................................         10
   39,900      ALLIED SIGNAL, INC............................................................      2,514
      700      ARCTIC CAT, INC...............................................................          6
    3,300      ARVIN INDUSTRIES, INC.........................................................        125
    5,984      AUTOLIV, INC..................................................................        181
      700    - BE AEROSPACE, INC.............................................................         13
   74,354      BOEING CO.....................................................................      3,286
    2,400      BORG-WARNER AUTOMOTIVE, INC...................................................        132
      900    - BREED TECHNOLOGIES, INC.......................................................          2
    4,000      CLARCOR, INC..................................................................         77
      100      COACHMEN INDUSTRIES, INC......................................................          2
    4,200      CORDANT TECHNOLOGIES, INC.....................................................        190
   10,024      DANA CORP.....................................................................        462
    5,800      DANAHER CORP..................................................................        337
    3,000    - DELCO REMY INTERNATIONAL, INC (CLASS A).......................................         33
   39,282      DELPHI AUTOMOTIVE SYSTEMS CORP................................................        729
    6,000      EATON CORP....................................................................        552
    2,100      FEDERAL SIGNAL CORP...........................................................         44
    4,100      FEDERAL-MOGUL CORP............................................................        213
    3,500      FLEETWOOD ENTERPRISES, INC....................................................         93
   81,200      FORD MOTOR CO.................................................................      4,583
    4,100      GENCORP, INC..................................................................        104
    9,600      GENERAL DYNAMICS CORP.........................................................        658
   49,026      GENERAL MOTORS CORP...........................................................      3,236
    6,300    - GENERAL MOTORS CORP (CLASS H).................................................        354
    6,700    - GENTEX CORP...................................................................        188
    8,650      GOODRICH (B.F.) CO............................................................        368
    5,500    - GULFSTREAM AEROSPACE CORP.....................................................        372
    2,300    - HALTER MARINE GROUP, INC......................................................         15
   11,900      HARLEY DAVIDSON, INC..........................................................        647
    2,500    - HAYES LEMMERZ INTERNATIONAL, INC..............................................         73
    6,200      ITT INDUSTRIES, INC...........................................................        236
    1,800    - KELLSTROM INDUSTRIES, INC.....................................................         33
   19,792      LOCKHEED MARTIN CORP..........................................................        737

                       See notes to financial statements.                     27

                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
 TRANSPORTATION EQUIPMENT--(CONTINUED)
    4,500      MASCOTECH, INC................................................................  $      76
    8,866      MERITOR AUTOMOTIVE, INC.......................................................        226
    1,300    - MONACO COACH CORP.............................................................         55
    4,450    - MOTIVEPOWER INDUSTRIES, INC...................................................         80
    1,700    - NATIONAL R.V. HOLDINGS, INC...................................................         41
    5,500    - NAVISTAR INTERNATIONAL CORP...................................................        275
    1,100    - NEWPORT NEWS SHIPBUILDING, INC................................................         32
    7,077      NORTHROP GRUMMAN CORP.........................................................        469
    1,100    - ORBITAL SCIENCES CORP.........................................................         26
    7,000      PACCAR, INC...................................................................        374
    3,000      POLARIS INDUSTRIES, INC.......................................................        131
    2,100      REGAL-BELOIT CORP.............................................................         50
    2,800      SIMPSON INDUSTRIES, INC.......................................................         29
    2,400      SMITH (A.O.) CORP.............................................................         67
    1,803    - SPX CORP......................................................................        151
      300      STANDARD MOTOR PRODUCTS, INC (CLASS A)........................................          7
    1,200      STANDARD PRODUCTS CO..........................................................         31
      700    - STONERIDGE, INC...............................................................          9
      200      SUPERIOR INDUSTRIES INTERNATIONAL, INC........................................          5
    9,900      TEXTRON, INC..................................................................        815
    1,200      THOR INDUSTRIES, INC..........................................................         34
    5,200      TRINITY INDUSTRIES, INC.......................................................        174
    1,300    - TRISTAR AEROSPACE CO..........................................................         11
    2,000    - TRIUMPH GROUP, INC............................................................         51
    7,700      TRW, INC......................................................................        423
   37,229      UNITED TECHNOLOGIES CORP......................................................      2,669
    2,750      VARLEN CORP...................................................................        111
      300    - WABASH NATIONAL CORP..........................................................          6
    1,900      WESTINGHOUSE AIR BRAKE CO.....................................................         49
    1,700      WINNEBAGO INDUSTRIES, INC.....................................................         38
                                                                                               ---------
                                                                                                  27,120
                                                                                               ---------
 TRANSPORTATION SERVICES--0.07%
      325      AIR EXPRESS INTERNATIONAL CORP................................................          8
    1,800      C.H. ROBINSON WORLDWIDE, INC..................................................         66
      500    - EAGLE U.S.A. AIRFREIGHT, INC..................................................         21
    2,400      EXPEDITORS INTERNATIONAL OF WASHINGTON........................................         65
    5,000      GALILEO INTERNATIONAL, INC....................................................        267
    5,200      GATX CORP.....................................................................        198
      610    - NAVIGANT INTERNATIONAL, INC...................................................          5
      700    - U.S. EXPRESS ENTERPRISES, INC (CLASS A).......................................          7
                                                                                               ---------
                                                                                                     637
                                                                                               ---------
 TRUCKING AND WAREHOUSING--0.09%
    2,500    - AMERICAN FREIGHTWAYS CORP.....................................................         49
    3,400      ARNOLD INDUSTRIES, INC........................................................         52
    2,400      CNF TRANSPORTATION, INC.......................................................         92
       50    - CONSOLIDATED FREIGHTWAYS CORP.................................................          1
    1,000    - COVENANT TRANSPORT, INC (CLASS A).............................................         16
      800    - DISPATCH MANAGEMENT SERVICES CORP.............................................          2
    3,300      HUNT (J.B.) TRANSPORT SERVICES, INC...........................................         54
    2,000    - IRON MOUNTAIN, INC............................................................         57
    1,800    - LANDSTAR SYSTEM, INC..........................................................         65
    1,500    - M.S. CARRIERS, INC............................................................         44
      900    - PIERCE LEAHY CORP.............................................................         22
    2,200      ROADWAY EXPRESS, INC..........................................................         43
      975    - SWIFT TRANSPORTATION CO, INC..................................................         21
    3,400      USFREIGHTWAYS CORP............................................................        157
    4,950      WERNER ENTERPRISES, INC.......................................................        103
    3,800    - YELLOW CORP...................................................................         67
                                                                                               ---------
                                                                                                     845
                                                                                               ---------
 WATER TRANSPORTATION--0.04%
      200      ALEXANDER & BALDWIN, INC......................................................          4
      600    - AMERICAN CLASSIC VOYAGES CO...................................................         14
      500    - KIRBY CORP....................................................................         11


                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
      950    - MARINE TRANSPORT CORP.........................................................  $       3
      400      OVERSEAS SHIPHOLDING GROUP, INC...............................................          5
    9,200      TIDEWATER, INC................................................................        281
    1,000    - TRICO MARINE SERVICES, INC....................................................          7
                                                                                               ---------
                                                                                                     325
                                                                                               ---------
 WHOLESALE TRADE-DURABLE GOODS--0.21%
    1,500    - ACTION PERFORMANCE COS, INC...................................................         50
    1,000    - ANICOM, INC...................................................................         11
      600    - ANIXTER INTERNATIONAL, INC....................................................         11
      800      APPLIED INDUSTRIAL TECHNOLOGIES, INC..........................................         15
    2,500    - ARROW ELECTRONICS, INC........................................................         48
      800      AVNET, INC....................................................................         37
    1,700      BRIGGS & STRATTON CORP........................................................         98
      650    - BRIGHTPOINT, INC..............................................................          4
      800      CASTLE (A.M.) & CO............................................................         14
    5,500    - CELLSTAR CORP.................................................................         43
    2,200      COMMERCIAL METALS CO..........................................................         63
    1,900    - FISHER SCIENTIFIC INTERNATIONAL, INC..........................................         42
    4,400      GENUINE PARTS CO..............................................................        154
    6,300      GRAINGER (W.W.), INC..........................................................        339
      800    - HA-LO INDUSTRIES, INC.........................................................          8
    3,300    - HANDLEMAN CO..................................................................         39
    2,300      HUGHES SUPPLY, INC............................................................         68
   11,800      IKON OFFICE SOLUTIONS, INC....................................................        177
    3,000    - INGRAM MICRO, INC (CLASS A)...................................................         77
    1,000      LAWSON PRODUCTS, INC..........................................................         25
   14,100    - MERISEL, INC..................................................................         32
    1,000    - METAL MANAGEMENT, INC.........................................................          2
      800    - MICROAGE, INC.................................................................          3
    1,600    - MSC INDUSTRIAL DIRECT CO (CLASS A)............................................         16
      700    - NATIONAL-OILWELL, INC.........................................................         10
    3,400      OWENS & MINOR, INC............................................................         37
    2,250    - PATTERSON DENTAL CO...........................................................         78
      800    - PEC ISRAEL ECONOMIC CORP......................................................         25
      500    - POMEROY COMPUTER RESOURCES, INC...............................................          7
    2,800    - PSS WORLD MEDICAL, INC........................................................         31
    1,100      RELIANCE STEEL & ALUMINUM CO..................................................         43
    1,900    - SAFEGUARD SCIENTIFICS, INC....................................................        118
    3,300    - TECH DATA CORP................................................................        126
      200    - VWR SCIENTIFIC PRODUCTS CORP..................................................          7
      220      WESCO FINANCIAL CORP..........................................................         68
                                                                                               ---------
                                                                                                   1,926
                                                                                               ---------
 WHOLESALE TRADE-NONDURABLE GOODS--0.72%
    2,100    - AIRGAS, INC...................................................................         26
    5,000    - AMERISOURCE HEALTH CORP (CLASS A).............................................        128
    1,200    - BARNETT RESOURCES CORP........................................................         46
   11,725      BERGEN BRUNSWIG CORP (CLASS A)................................................        202
    2,050      BINDLEY WESTERN INDUSTRIES, INC...............................................         47
    2,100    - BOISE CASCADE OFFICE PRODUCTS CORP............................................         25
   20,464      CARDINAL HEALTH, INC..........................................................      1,312
      300    - CENTRAL GARDEN & PET CO.......................................................          3
    1,600    - DAISYTEK INTERNATIONAL CORP...................................................         26
    1,400      DIMON, INC....................................................................          7
   22,861      ENRON CORP....................................................................      1,835
   10,600      FORTUNE BRANDS, INC...........................................................        439
       33      HERBALIFE INTERNATIONAL, INC (CLASS A)........................................          0
    2,566      HERBALIFE INTERNATIONAL, INC (CLASS B)........................................         22
    1,500      HUNT CORP.....................................................................         12
    2,900      INTERNATIONAL MULTIFOODS CORP.................................................         65
    1,100    - KENNETH COLE PRODUCTIONS, INC.................................................         31
   19,097      MCKESSON HBOC, INC............................................................        613
    4,500    - NU SKIN ENTERPRISES, INC (CLASS A)............................................         90
    1,900    - PERFORMANCE FOOD GROUP CO.....................................................         52
    1,200    - PLAINS RESOURCES, INC.........................................................         23

28                     See notes to financial statements.

                                                                                                 VALUE
  SHARES                                                                                         (000)
----------                                                                                     ---------
 WHOLESALE TRADE-NONDURABLE GOODS--(CONTINUED)
       42    - PRIORITY HEALTHCARE CORP (CLASS A)............................................  $       1
    2,250    - PRIORITY HEALTHCARE CORP (CLASS B)............................................         78
    1,100      RICHFOOD HOLDINGS, INC........................................................         19
       78    - SCHOOL SPECIALTY, INC.........................................................          1
    5,700    - SCIOS, INC....................................................................         19
   20,000      SUPERVALU, INC................................................................        514
   22,700      SYSCO CORP....................................................................        677
    1,900      TERRA INDUSTRIES, INC.........................................................          8
      600    - U.S.A. FLORAL PRODUCTS, INC...................................................          5
    8,600      UNISOURCE WORLDWIDE, INC......................................................        104
    2,900    - UNITED STATIONERS, INC........................................................         64
      800      VALHI, INC....................................................................          9
                                                                                               ---------
                                                                                                   6,503
                                                                                               ---------
              TOTAL COMMON STOCK
               (COST $600,568)...............................................................    896,842
                                                                                               ---------

                                                                                                VALUE
PRINCIPAL                                                                                       (000)
----------                                                                                    ---------
SHORT TERM INVESTMENT--0.47%
U.S. GOVERNMENT AGENCY--0.47%
$4,250,000   FEDERAL HOME LOAN BANK
              4.490% 07/01/99...............................................................  $   4,249
                                                                                              ---------
             TOTAL SHORT TERM INVESTMENT
              (COST $4,250).................................................................      4,249
                                                                                              ---------
             TOTAL PORTFOLIO
              (COST $604,969)...............................................................  $ 901,287
                                                                                              ---------
                                                                                              ---------

---------------

  -  Non-income producing
  X  In bankruptcy
  # Restricted Securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At June 30, 1999, the value of these securities amounted to $1,995 or 0.00% of net assets.

     Additional information on each restricted security is as follows:

                                     ACQUISITION    ACQUISITION
             SECURITY                    DATE          COST
-----------------------------------  ------------  -------------
PHYSICIAN COMPUTER NETWORK, INC        06/04/96      $  28,018
PROCURENET, INC                        04/19/99            544
                                                   -------------
                                                     $  28,562
                                                   -------------
                                                   -------------

                       See notes to financial statements.                     29

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